Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2016
Registrant Name	dei_EntityRegistrantName	WESTCORE TRUST
Central Index Key	dei_EntityCentralIndexKey	0000357204
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 28, 2017
Document Effective Date	dei_DocumentEffectiveDate	Apr. 30, 2017
Prospectus Date	rr_ProspectusDate	Apr. 30, 2017
Westcore Small-Cap Growth Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WESTCORE SMALL-CAP GROWTH FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Westcore Small-Cap Growth Fund (the "Fund") seeks to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. A higher turnover rate may also result in higher taxes when Fund shares are held in a taxable account. During the most recent fiscal year, the Fund's portfolio turnover rate was 81% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	81.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Retail Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's total annual operating expenses remain the same. This Example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through ten.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

• The Fund emphasizes investments in small companies that the portfolio management team believes to have attractive growth prospects for earnings and/or cash flows.

• Under normal circumstances, the Fund invests at least eighty percent (80%) of the value of its net assets plus any borrowings for investment purposes in small-cap companies.

• The Fund currently considers "small-capitalization companies" to be those included in, or similar in size to, those included in its benchmark index, the Russell 2000® Growth Index, at the time of purchase. As of the most recent "reconstitution" of the benchmark index on June 24, 2016 the benchmark capitalization range was $55.5 million to $4.2 billion. As of March 31, 2017, the weighted average market capitalization of the benchmark index was approximately $2.4 billion as compared to approximately $3.0 billion for the companies within the Fund's portfolio. Please note that these market capitalization measures will fluctuate over time.

• The team implements an investment strategy primarily through independent "bottom-up" fundamental research. The team constructs a portfolio designed to generate alpha, or risk-adjusted excess return relative to the Fund's benchmark, primarily through stock selection.

• The team uses a proprietary discounted cash flow (DCF) model for purposes of valuing and generating price targets for individual stocks. The DCF model is utilized for two primary purposes – to understand what assumptions are implied in a stock's current price, and to generate an expected value for each stock, based on the team's internally generated forecasts.

• With respect to portfolio structure, the team typically maintains exposure to most sectors within the benchmark; however, with an active management process, there will be variances in sector exposure relative to the benchmark index. The team maintains guidelines to monitor this variance.

• The Fund expects to only invest in securities of companies whose stock is traded on U.S. markets, including depository receipts or shares issued by companies incorporated outside of the United States (e.g., ADRs).

• Stocks may be sold when conditions have changed and the company's prospects are no longer attractive, its stock price has achieved the team's valuation target, certain objective criteria are met or better relative investment opportunities have been identified.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

• Risk of Loss: You could lose money by investing in the Fund.

• Market Risk: As with any equity fund, the value of your investment will fluctuate over time in response to overall movements in the stock market. Further, investments in common stocks tend to be more volatile than many other investment choices. The financial crisis in the United States and many foreign economies over the past several years has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign.

• Portfolio Management Risk: The Fund is subject to the risk that the securities held by the Fund will underperform other securities and/or may decline in value.

• Small Company Risk: The Fund is also subject to the general risk that the stocks of smaller and newer companies can involve greater risks than those associated with larger, more established companies. Small company stocks may be subject to more abrupt or erratic price movements due to a number of reasons, including that the stocks are traded in lower volume and that the issuers are more sensitive to changing conditions and have less certain growth prospects. Small companies in which the Fund may invest typically lack the financial resources, product diversification, and competitive strengths of larger companies which may cause the value of the Fund to be more volatile. Small companies may be more thinly-traded than larger, more established companies.

• Indirect Foreign Exposure Risk: Investments in U.S.-traded securities that are organized under the laws of a foreign country or have significant business operations abroad may be impacted by certain foreign exposure risks indirectly. This includes securities in the form of sponsored and unsponsored depositary receipts. Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these depositary receipts generally bear all of the costs of the depositary facility and the bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications from the foreign issuer or to pass through voting rights. These risks will vary from time to time and from country to country especially if the country is considered an emerging market or developing country.

• Sector Concentration Risk: The Fund may concentrate its investments in companies that are in a single sector or related sector. Concentrating investments in a single sector may make the Fund more susceptible to adverse economic, business, regulatory or other developments affecting that sector. If an economic downturn occurs in a sector in which the Fund's investments are concentrated, the Fund may perform poorly during that period.

Risk Lose Money [Text]	rr_RiskLoseMoney	Risk of Loss: You could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Bar Charts and Performance Tables
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund's Retail Class performance from year to year, and by showing how the Fund's average annual returns for one year and since inception for the Retail Class, and one year and since inception for the Institutional Class, compared with those of an unmanaged index of securities. The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on www.westcore.com or call toll-free 800.392.CORE (2673).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund's Retail Class performance from year to year, and by showing how the Fund's average annual returns for one year and since inception for the Retail Class, and one year and since inception for the Institutional Class, compared with those of an unmanaged index of securities.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.392.CORE (2673)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.westcore.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Retail Class - Calendar Year Total Returns as of December 31 (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 9/30/2016 11.08% Lowest Quarterly Return: 9/30/2015 (12.95)%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the Periods Ended December 31, 2016)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the Retail Class; after-tax returns for the Institutional Class will be different.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are shown only for the Retail Class; after-tax returns for the Institutional Class will be different. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Westcore Small-Cap Growth Fund | Retail Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WTSGX
Annual Account Maintenance Fee (for Retail Class accounts under $750)	rr_ShareholderFeeOther	$ 12
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	4.93%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.93%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(4.69%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.24%	[1]
One Year	rr_ExpenseExampleYear01	$ 126
Three Years	rr_ExpenseExampleYear03	1,345
Five Years	rr_ExpenseExampleYear05	2,543
Ten Years	rr_ExpenseExampleYear10	$ 5,442
Annual Return 2014	rr_AnnualReturn2014	3.85%
Annual Return 2015	rr_AnnualReturn2015	(4.77%)
Annual Return 2016	rr_AnnualReturn2016	8.79%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.08%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.95%)
1 Year	rr_AverageAnnualReturnYear01	8.79%
Since Inception	rr_AverageAnnualReturnSinceInception	2.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 20, 2013
Westcore Small-Cap Growth Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WISGX
Annual Account Maintenance Fee (for Retail Class accounts under $750)	rr_ShareholderFeeOther
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.63%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.63%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.64%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.99%	[1]
One Year	rr_ExpenseExampleYear01	$ 107
Three Years	rr_ExpenseExampleYear03	667
Five Years	rr_ExpenseExampleYear05	1,253
Ten Years	rr_ExpenseExampleYear10	$ 2,842
1 Year	rr_AverageAnnualReturnYear01	9.22%
Since Inception	rr_AverageAnnualReturnSinceInception	3.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 20, 2013
Westcore Small-Cap Growth Fund | After Taxes on Distributions | Retail Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.79%
Since Inception	rr_AverageAnnualReturnSinceInception	2.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 20, 2013
Westcore Small-Cap Growth Fund | After Taxes on Distributions and Sales | Retail Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.98%
Since Inception	rr_AverageAnnualReturnSinceInception	2.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 20, 2013
Westcore Small-Cap Growth Fund | Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes) | Retail Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.32%
Since Inception	rr_AverageAnnualReturnSinceInception	5.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 20, 2013
Westcore Small-Cap Growth Fund | Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes) | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.32%
Since Inception	rr_AverageAnnualReturnSinceInception	5.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 20, 2013
Westcore Small-Cap Growth Fund II
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WESTCORE SMALL-CAP GROWTH FUND II* * Effective December 27, 2016, Westcore Select Fund changed its name to Westcore Small-Cap Growth Fund II.
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Westcore Small-Cap Growth Fund II (the "Fund") seeks to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. A higher turnover rate may also result in higher taxes when Fund shares are held in a taxable account. During the most recent fiscal year, the Fund's portfolio turnover rate was 182% of the average value of its portfolio which was primarily due to the repositioning of the portfolio to coincide with the change in investment objective on December 27, 2016.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	182.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table may not correlate to the expense ratio in the Financial Highlights in this Fund's prospectus because the Financial Highlights include only the operating expenses incurred by the Fund, not the indirect costs of investing in the Acquired Funds.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's total annual operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

• The Fund emphasizes investments in small companies that the portfolio management team believes to have attractive growth prospects for earnings and/or cash flows.

• Under normal circumstances, the Fund invests at least eighty percent (80%) of the value of its net assets plus any borrowings for investment purposes in small-cap companies.

• The Fund currently considers "small-capitalization companies" to be those included in, or similar in size to, those included in its benchmark index, the Russell 2000® Growth Index, at the time of purchase. As of the most recent "reconstitution" of the benchmark index on June 24, 2016 the benchmark capitalization range was $55.5 million to $4.2 billion. As of March 31, 2017, the weighted average market capitalization of the benchmark index was approximately $2.4 billion as compared to approximately $3.0 billion for the companies within the Fund's portfolio. Please note that these market capitalization measures will fluctuate over time.

• The team implements an investment strategy primarily through independent "bottom-up" fundamental research. The team constructs a portfolio designed to generate alpha, or risk-adjusted excess return relative to the Fund's benchmark, primarily through stock selection.

• The team uses a proprietary discounted cash flow (DCF) model for purposes of valuing and generating price targets for individual stocks. The DCF model is utilized for two primary purposes – to understand what assumptions are implied in a stock's current price, and to generate an expected value for each stock, based on the team's internally generated forecasts.

• With respect to portfolio structure, the team typically maintains exposure to most sectors within the benchmark; however, with an active management process, there will be variances in sector exposure relative to the benchmark index. The team maintains guidelines to monitor this variance.

• The Fund expects to only invest in securities of companies whose stock is traded on U.S. markets, including depository receipts or shares issued by companies incorporated outside of the United States (e.g., ADRs).

• Stocks may be sold when conditions have changed and the company's prospects are no longer attractive, its stock price has achieved the team's valuation target, certain objective criteria are met or better relative investment opportunities have been identified.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

• Risk of Loss: You could lose money by investing in the Fund.

• Market Risk: As with any equity fund, the value of your investment will fluctuate over time in response to overall movements in the stock market. Further, investments in common stocks tend to be more volatile than many other investment choices. The financial crisis in the United States and many foreign economies over the past several years has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign.

• Portfolio Management Risk: The Fund is subject to the risk that the securities held by the Fund will underperform other securities and/or may decline in value.

• Indirect Foreign Exposure Risk: Investments in U.S.-traded securities that are organized under the laws of a foreign country or have significant business operations abroad may be impacted by certain foreign exposure risks indirectly. This includes securities in the form of sponsored and unsponsored depositary receipts. Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these depositary receipts generally bear all of the costs of the depositary facility and the bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications from the foreign issuer or to pass through voting rights. These risks will vary from time to time and from country to country especially if the country is considered an emerging market or developing country.

• Sector Concentration Risk: The Fund may concentrate its investments in companies that are in a single sector or related sector. Concentrating investments in a single sector may make the Fund more susceptible to adverse economic, business, regulatory or other developments affecting that sector. If an economic downturn occurs in a sector in which the Fund's investments are concentrated, the Fund may perform poorly during that period.

• Small Company Risk: The Fund is also subject to the general risk that the stocks of smaller and newer companies can involve greater risks than those associated with larger, more established companies. Small company stocks may be subject to more abrupt or erratic price movements due to a number of reasons, including that the stocks are traded in lower volume and that the issuers are more sensitive to changing conditions and have less certain growth prospects. Small companies in which the Fund may invest typically lack the financial resources, product diversification, and competitive strengths of larger companies which may cause the value of the Fund to be more volatile. Small companies may be more thinly-traded than larger, more established companies.

Risk Lose Money [Text]	rr_RiskLoseMoney	Risk of Loss: You could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund's Retail Class performance from year to year, and by showing how the Fund's average annual returns for one, five, and ten years compared with those of an unmanaged index of securities. The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on www.westcore.com or call toll-free 800.392.CORE (2673).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund's Retail Class performance from year to year, and by showing how the Fund's average annual returns for one, five, and ten years compared with those of an unmanaged index of securities.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.392.CORE (2673)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.westcore.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Retail Class - Calendar Year Total Returns as of December 31 (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 9/30/2009 20.13% Lowest Quarterly Return: 9/30/2011 (25.93)%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the Periods Ended December 31, 2016)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective as of January 1, 2017, the Fund's benchmark is the Russell 2000® Growth Index. The Fund changed its benchmark from the Russell Midcap® Growth Index because the Adviser believes the new benchmark represents an effective gauge against which to measure the Fund's performance.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Westcore Small-Cap Growth Fund II | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WTSLX
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.59%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.24%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.15%	[3]
One Year	rr_ExpenseExampleYear01	$ 117
Three Years	rr_ExpenseExampleYear03	384
Five Years	rr_ExpenseExampleYear05	672
Ten Years	rr_ExpenseExampleYear10	$ 1,490
Annual Return 2007	rr_AnnualReturn2007	15.25%
Annual Return 2008	rr_AnnualReturn2008	(34.35%)
Annual Return 2009	rr_AnnualReturn2009	41.08%
Annual Return 2010	rr_AnnualReturn2010	30.55%
Annual Return 2011	rr_AnnualReturn2011	(10.61%)
Annual Return 2012	rr_AnnualReturn2012	(11.28%)
Annual Return 2013	rr_AnnualReturn2013	45.84%
Annual Return 2014	rr_AnnualReturn2014	4.54%
Annual Return 2015	rr_AnnualReturn2015	(11.81%)
Annual Return 2016	rr_AnnualReturn2016	(9.72%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.13%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.93%)
1 Year	rr_AverageAnnualReturnYear01	(9.72%)	[4]
5 Years	rr_AverageAnnualReturnYear05	1.49%	[4]
10 Years	rr_AverageAnnualReturnYear10	2.98%	[4]
Westcore Small-Cap Growth Fund II | After Taxes on Distributions | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(9.72%)	[4]
5 Years	rr_AverageAnnualReturnYear05	1.49%	[4]
10 Years	rr_AverageAnnualReturnYear10	2.68%	[4]
Westcore Small-Cap Growth Fund II | After Taxes on Distributions and Sales | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.50%)	[4]
5 Years	rr_AverageAnnualReturnYear05	1.15%	[4]
10 Years	rr_AverageAnnualReturnYear10	2.26%	[4]
Westcore Small-Cap Growth Fund II | Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.32%	[5]
5 Years	rr_AverageAnnualReturnYear05	13.74%	[5]
10 Years	rr_AverageAnnualReturnYear10	7.76%	[5]
Westcore Small-Cap Growth Fund II | Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.33%
5 Years	rr_AverageAnnualReturnYear05	13.51%
10 Years	rr_AverageAnnualReturnYear10	7.83%
Westcore Mid-Cap Value Dividend Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WESTCORE MID-CAP VALUE DIVIDEND FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Westcore Mid-Cap Value Dividend Fund (the "Fund") seeks to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. A higher turnover rate may also result in higher taxes when Fund shares are held in a taxable account. During the most recent fiscal year, the Fund's portfolio turnover rate was 78% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	78.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts for Institutional Class shares' initial fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table may not correlate to the expense ratio in the Financial Highlights in this Fund's prospectus because the Financial Highlights include only the operating expenses incurred by the Fund, not the indirect costs of investing in the Acquired Funds.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Retail Class shares or Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's total annual operating expenses remain the same. This Example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through ten.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

• The Fund emphasizes investments in medium-sized, dividend-paying companies that the portfolio management team believes to be undervalued based upon various financial measures/ratios and rigorous company-specific research and analysis.

• Under normal circumstances, at least eighty percent (80%) of the value of the Fund's net assets, plus any borrowings for investment purposes, is invested in medium-sized, dividend-paying companies.

• The Fund currently considers "medium-sized companies" to be those included in, or similar in size to those included in its benchmark index, the Russell Midcap® Value Index, at the time of purchase. As of the most recent "reconstitution" of the benchmark index on June 24, 2016, the benchmark capitalization range was $2.9 billion to $28.6 billion. As of March 31, 2017, the weighted average market capitalization of the benchmark index was approximately $13.9 billion as compared to approximately $11.2 billion for the companies within the Fund's portfolio. Please note that these market capitalization measures will fluctuate over time.

• The team implements an investment strategy that is based on the belief that the market rewards companies over time for free cash flow rather than reported earnings. The strategy utilizes a bottom-up approach, which is grounded in independent fundamental research. The team seeks to invest in companies in which the future free cash flow and return on invested capital appear to be undervalued by the market. The team constructs a diversified portfolio designed to generate alpha, or risk-adjusted excess return, relative to the Fund's benchmark, primarily through stock selection.

• Through a combination of proprietary, sector-specific quantitative screening and independent fundamental analysis, the team seeks to identify and thoroughly assess the key value-creating drivers for a company.

• The team researches companies in which the early fundamental improvement in free cash flow appears sustainable and not yet recognized by the market. The team seeks to develop an in-depth understanding of the economics of the business and sustainability of a company's competitive advantage by gathering information about the company's product(s) or service(s) by talking to sources including customers, suppliers, competitors, and other industry contacts.

• The goal of the team's process is to invest in cash-generative companies at attractive valuations. The team values companies based primarily on a proprietary discounted cash flow model using estimates derived from its proprietary research. The team seeks to manage risk through its valuation discipline and through in-depth fundamental research and portfolio structure.

• With respect to portfolio structure, the team maintains exposure to most sectors within the benchmark; however, with an active management process, there will be variances in sector exposure relative to the benchmark index. The team maintains guidelines to monitor this variance.

• The Fund expects to only invest in securities of companies whose stock is traded on U.S. markets, including depository receipts or shares issued by companies incorporated outside of the United States (e.g., ADRs).

• Stocks may be sold when conditions have changed and the company's prospects are no longer attractive, its stock price has achieved the team's valuation target or better relative investment opportunities have been identified.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

• Risk of Loss: You could lose money by investing in the Fund.

• Market Risk: As with any equity fund, the value of your investment will fluctuate over time in response to overall movements in the stock market. Further, investments in common stocks tend to be more volatile than many other investment choices. The financial crisis in the United States and many foreign economies over the past several years has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign.

• Portfolio Management Risk: The Fund is subject to the risk that the securities held by the Fund will underperform other securities and/or may decline in value.

• Small- and Medium-Sized Company Risk: The small- and medium-sized companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and medium-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets, and financial resources, and may depend upon a relatively small management group. Small- and medium-sized companies may be more thinly-traded than larger, more established companies. These risks may be greater with respect to small-sized companies.

• Indirect Foreign Exposure Risk: Investments in U.S.-traded securities that are organized under the laws of a foreign country or have significant business operations abroad may be impacted by certain foreign exposure risks indirectly. This includes securities in the form of sponsored and unsponsored depositary receipts. Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these depositary receipts generally bear all of the costs of the depositary facility and the bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications from the foreign issuer or to pass through voting rights. These risks will vary from time to time and from country to country especially if the country is considered an emerging market or developing country.

• Sector Concentration Risk: The Fund may concentrate its investments in companies that are in a single sector or related sector. Concentrating investments in a single sector may make the Fund more susceptible to adverse economic, business, regulatory or other developments affecting that sector. If an economic downturn occurs in a sector in which the Fund's investments are concentrated, the Fund may perform poorly during that period.

• Value Investing Risk: The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock considered to be undervalued may actually be appropriately priced. A portfolio may underperform other equity portfolios that use different investing styles. A portfolio may also underperform other equity portfolios using the value style. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors "growth" stocks.

Risk Lose Money [Text]	rr_RiskLoseMoney	Risk of Loss: You could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund's Retail Class performance from year to year, and by showing how the Fund's average annual returns for one, five, and ten years compared with those of an unmanaged index of securities. The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on www.westcore.com or call toll-free 800.392.CORE (2673).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund's Retail Class performance from year to year, and by showing how the Fund's average annual returns for one, five, and ten years compared with those of an unmanaged index of securities.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.392.CORE (2673)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.westcore.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Retail Class - Calendar Year Total Returns as of December 31 (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 6/30/2009 20.25% Lowest Quarterly Return: 12/31/2008 (26.52)%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the Periods Ended December 31, 2016)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Westcore Mid-Cap Value Dividend Fund | Retail Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WTMCX
Annual Account Maintenance Fee (for Retail Class accounts under $750)	rr_ShareholderFeeOther	$ 12
Management Fees	rr_ManagementFeesOverAssets	0.65%	[6]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.53%	[7]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.19%	[6]
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[8]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.16%	[8]
One Year	rr_ExpenseExampleYear01	$ 118
Three Years	rr_ExpenseExampleYear03	375
Five Years	rr_ExpenseExampleYear05	651
Ten Years	rr_ExpenseExampleYear10	$ 1,439
Annual Return 2007	rr_AnnualReturn2007	1.66%
Annual Return 2008	rr_AnnualReturn2008	(42.38%)
Annual Return 2009	rr_AnnualReturn2009	31.95%
Annual Return 2010	rr_AnnualReturn2010	20.18%
Annual Return 2011	rr_AnnualReturn2011	(0.02%)
Annual Return 2012	rr_AnnualReturn2012	12.39%
Annual Return 2013	rr_AnnualReturn2013	30.57%
Annual Return 2014	rr_AnnualReturn2014	12.69%
Annual Return 2015	rr_AnnualReturn2015	(1.50%)
Annual Return 2016	rr_AnnualReturn2016	22.76%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.25%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.52%)
1 Year	rr_AverageAnnualReturnYear01	22.76%
5 Years	rr_AverageAnnualReturnYear05	14.87%
10 Years	rr_AverageAnnualReturnYear10	6.39%
Westcore Mid-Cap Value Dividend Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WIMCX
Annual Account Maintenance Fee (for Retail Class accounts under $750)	rr_ShareholderFeeOther
Management Fees	rr_ManagementFeesOverAssets	0.65%	[6]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.40%	[7]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%	[6]
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[8]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.91%	[8]
One Year	rr_ExpenseExampleYear01	$ 93
Three Years	rr_ExpenseExampleYear03	322
Five Years	rr_ExpenseExampleYear05	570
Ten Years	rr_ExpenseExampleYear10	$ 1,279
Since Inception	rr_AverageAnnualReturnSinceInception	15.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2016
Westcore Mid-Cap Value Dividend Fund | After Taxes on Distributions | Retail Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.39%
5 Years	rr_AverageAnnualReturnYear05	13.44%
10 Years	rr_AverageAnnualReturnYear10	5.65%
Westcore Mid-Cap Value Dividend Fund | After Taxes on Distributions and Sales | Retail Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.01%
5 Years	rr_AverageAnnualReturnYear05	11.81%
10 Years	rr_AverageAnnualReturnYear10	5.06%
Westcore Mid-Cap Value Dividend Fund | Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes) | Retail Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.00%
5 Years	rr_AverageAnnualReturnYear05	15.70%
10 Years	rr_AverageAnnualReturnYear10	7.59%
Westcore Mid-Cap Value Dividend Fund | Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes) | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	13.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2016
Westcore Mid-Cap Value Dividend Fund II
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WESTCORE MID-CAP VALUE DIVIDEND FUND II* * Effective December 27, 2016, Westcore MIDCO Growth Fund changed its name to Westcore Mid-Cap Value Dividend Fund II.
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Westcore Mid-Cap Value Dividend Fund II (the "Fund") seeks to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. A higher turnover rate may also result in higher taxes when Fund shares are held in a taxable account. During the most recent fiscal year, the Fund's portfolio turnover rate was 158% of the average value of its portfolio which was primarily due to the repositioning of the portfolio to coincide with the change in investment objective on December 27, 2016.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	158.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table may not correlate to the expense ratio in the Financial Highlights in this Fund's prospectus because the Financial Highlights include only the operating expenses incurred by the Fund, not the indirect costs of investing in the Acquired Funds.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Retail Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's total annual operating expenses remain the same. This Example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through ten.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

• The Fund emphasizes investments in medium-sized, dividend-paying companies that the portfolio management team believes to be undervalued based upon various financial measures/ratios and rigorous company-specific research and analysis.

• Under normal circumstances, at least eighty percent (80%) of the value of the Fund's net assets, plus any borrowings for investment purposes, is invested in medium-sized, dividend-paying companies.

• The Fund currently considers "medium-sized companies" to be those included in, or similar in size to those included in its benchmark index, the Russell Midcap® Value Index, at the time of purchase. As of the most recent "reconstitution" of the benchmark index on June 24, 2016, the benchmark capitalization range was $2.9 billion to $28.6 billion. As of March 31, 2017, the weighted average market capitalization of the benchmark index was approximately $13.9 billion as compared to approximately $11.2 billion for the companies within the Fund's portfolio. Please note that these market capitalization measures will fluctuate over time.

• The team implements an investment strategy that is based on the belief that the market rewards companies over time for free cash flow rather than reported earnings. The strategy utilizes a bottom-up approach, which is grounded in independent fundamental research. The team seeks to invest in companies in which the future free cash flow and return on invested capital appear to be undervalued by the market. The team constructs a diversified portfolio designed to generate alpha, or risk-adjusted excess return, relative to the Fund's benchmark, primarily through stock selection.

• Through a combination of proprietary, sector-specific quantitative screening and independent fundamental analysis, the team seeks to identify and thoroughly assess the key value-creating drivers for a company.

• The team researches companies in which the early fundamental improvement in free cash flow appears sustainable and not yet recognized by the market. The team seeks to develop an in-depth understanding of the economics of the business and sustainability of a company's competitive advantage by gathering information about the company's product(s) or service(s) by talking to sources including customers, suppliers, competitors, and other industry contacts.

• The goal of the team's process is to invest in cash-generative companies at attractive valuations. The team values companies based primarily on a proprietary discounted cash flow model using estimates derived from its proprietary research. The team seeks to manage risk through its valuation discipline and through in-depth fundamental research and portfolio structure.

• With respect to portfolio structure, the team maintains exposure to most sectors within the benchmark; however, with an active management process, there will be variances in sector exposure relative to the benchmark index. The team maintains guidelines to monitor this variance.

• The Fund expects to only invest in securities of companies whose stock is traded on U.S. markets, including depository receipts or shares issued by companies incorporated outside of the United States (e.g., ADRs).

• Stocks may be sold when conditions have changed and the company's prospects are no longer attractive, its stock price has achieved the team's valuation target or better relative investment opportunities have been identified.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

• Risk of Loss: You could lose money by investing in the Fund.

• Market Risk: As with any equity fund, the value of your investment will fluctuate over time in response to overall movements in the stock market. Further, investments in common stocks tend to be more volatile than many other investment choices. The financial crisis in the United States and many foreign economies over the past several years has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign.

• Portfolio Management Risk: The Fund is subject to the risk that the securities held by the Fund will underperform other securities and/or may decline in value.

• Indirect Foreign Exposure Risk: Investments in U.S.-traded securities that are organized under the laws of a foreign country or have significant business operations abroad may be impacted by certain foreign exposure risks indirectly. This includes securities in the form of sponsored and unsponsored depositary receipts. Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these depositary receipts generally bear all of the costs of the depositary facility and the bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications from the foreign issuer or to pass through voting rights. These risks will vary from time to time and from country to country especially if the country is considered an emerging market or developing country.

• Sector Concentration Risk: The Fund may concentrate its investments in companies that are in a single sector or related sector. Concentrating investments in a single sector may make the Fund more susceptible to adverse economic, business, regulatory or other developments affecting that sector. If an economic downturn occurs in a sector in which the Fund's investments are concentrated, the Fund may perform poorly during that period.

• Small- and Medium-Sized Company Risk: The small- and medium-sized companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and medium-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets, and financial resources, and may depend upon a relatively small management group. Small- and medium-sized companies may be more thinly-traded than larger, more established companies. These risks may be greater with respect to small-sized companies.

• Value Investing Risk: The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock considered to be undervalued may actually be appropriately priced. A portfolio may underperform other equity portfolios that use different investing styles. A portfolio may also underperform other equity portfolios using the value style. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors "growth" stocks.

Risk Lose Money [Text]	rr_RiskLoseMoney	Risk of Loss: You could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund's Retail Class performance from year to year, and by showing how the Fund's average annual returns for one, five, and ten years for the Retail Class, and one year, five years, and since inception for the Institutional Class, compared with those of an unmanaged index of securities. The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on www.westcore.com or call toll-free 800.392.CORE (2673).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund's Retail Class performance from year to year, and by showing how the Fund's average annual returns for one, five, and ten years for the Retail Class, and one year, five years, and since inception for the Institutional Class, compared with those of an unmanaged index of securities.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.392.CORE (2673)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.westcore.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Retail Class - Calendar Year Total Returns as of December 31 (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarterly Return: 6/30/2009 20.12% Lowest Quarterly Return: 12/31/2008 (25.05)%

The returns above are for the Retail Class of the Fund. The Institutional Class would have substantially similar annual returns to the Retail Class because the classes are invested in the same portfolio securities. The Institutional Class' returns will be higher over the long-term when compared to the Retail Class' returns to the extent that the Retail Class has higher expenses.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the Periods Ended December 31, 2016)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective as of January 1, 2017, the Fund's benchmark is the Russell Midcap® Value Index. The Fund changed its benchmark from the Russell Midcap® Growth Index because the Adviser believes the new benchmark represents an effective gauge against which to measure the Fund's performance.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the Retail Class, after-tax returns for the Institutional Class will be different.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are shown only for the Retail Class, after-tax returns for the Institutional Class will be different. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Westcore Mid-Cap Value Dividend Fund II | Retail Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WTMGX
Annual Account Maintenance Fee (for Retail Class accounts under $750)	rr_ShareholderFeeOther	$ 12
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.47%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.12%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[9]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.12%	[9]
One Year	rr_ExpenseExampleYear01	$ 114
Three Years	rr_ExpenseExampleYear03	356
Five Years	rr_ExpenseExampleYear05	617
Ten Years	rr_ExpenseExampleYear10	$ 1,362
Annual Return 2007	rr_AnnualReturn2007	11.37%
Annual Return 2008	rr_AnnualReturn2008	(44.92%)
Annual Return 2009	rr_AnnualReturn2009	46.48%
Annual Return 2010	rr_AnnualReturn2010	30.19%
Annual Return 2011	rr_AnnualReturn2011	(7.20%)
Annual Return 2012	rr_AnnualReturn2012	4.64%
Annual Return 2013	rr_AnnualReturn2013	44.67%
Annual Return 2014	rr_AnnualReturn2014	4.56%
Annual Return 2015	rr_AnnualReturn2015	(5.08%)
Annual Return 2016	rr_AnnualReturn2016	(6.24%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.12%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.05%)
1 Year	rr_AverageAnnualReturnYear01	(6.24%)
5 Years	rr_AverageAnnualReturnYear05	7.09%
10 Years	rr_AverageAnnualReturnYear10	4.34%
Westcore Mid-Cap Value Dividend Fund II | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WIMGX
Annual Account Maintenance Fee (for Retail Class accounts under $750)	rr_ShareholderFeeOther
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.43%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.08%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[9]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.93%	[9]
One Year	rr_ExpenseExampleYear01	$ 95
Three Years	rr_ExpenseExampleYear03	329
Five Years	rr_ExpenseExampleYear05	581
Ten Years	rr_ExpenseExampleYear10	$ 1,302
1 Year	rr_AverageAnnualReturnYear01	(5.89%)
5 Years	rr_AverageAnnualReturnYear05	7.35%
Since Inception	rr_AverageAnnualReturnSinceInception	3.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 28, 2007
Westcore Mid-Cap Value Dividend Fund II | After Taxes on Distributions | Retail Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.26%)
5 Years	rr_AverageAnnualReturnYear05	3.43%
10 Years	rr_AverageAnnualReturnYear10	1.97%
Westcore Mid-Cap Value Dividend Fund II | After Taxes on Distributions and Sales | Retail Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.53%)
5 Years	rr_AverageAnnualReturnYear05	4.88%
10 Years	rr_AverageAnnualReturnYear10	3.06%
Westcore Mid-Cap Value Dividend Fund II | Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes) | Retail Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.00%	[10]
5 Years	rr_AverageAnnualReturnYear05	15.70%	[10]
10 Years	rr_AverageAnnualReturnYear10	7.59%	[10]
Westcore Mid-Cap Value Dividend Fund II | Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes) | Retail Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.33%
5 Years	rr_AverageAnnualReturnYear05	13.51%
10 Years	rr_AverageAnnualReturnYear10	7.83%
Westcore Mid-Cap Value Dividend Fund II | Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes) | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.00%	[10]
5 Years	rr_AverageAnnualReturnYear05	15.70%	[10]
Since Inception	rr_AverageAnnualReturnSinceInception	7.67%	[10]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 28, 2007	[10]
Westcore Mid-Cap Value Dividend Fund II | Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes) | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.33%
5 Years	rr_AverageAnnualReturnYear05	13.51%
Since Inception	rr_AverageAnnualReturnSinceInception	7.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 28, 2007
Westcore Smid-Cap Value Dividend Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WESTCORE SMID-CAP VALUE DIVIDEND FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Westcore Smid-Cap Value Dividend Fund (the "Fund") seeks to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. A higher turnover rate may also result in higher taxes when Fund shares are held in a taxable account. During the most recent fiscal year, the Fund's portfolio turnover rate was 2% of the average value of its portfolio. Please note this turnover rate is not for a full calendar year since the Fund's inception date was December 16, 2016, and as such, this number is not indicative of the turnover rate in a typical year.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	2.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table may not correlate to the expense ratio in the Financial Highlights in this Fund's prospectus because the Financial Highlights include only the operating expenses incurred by the Fund, not the indirect costs of investing in the Acquired Funds.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in either the Retail Class shares or the Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's total annual operating expenses remain the same. This Example reflects the net operating expenses with expense waivers for the contractual period ending April 30, 2018 and the total operating expenses without expense waivers for subsequent years.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

• The Fund emphasizes investments in dividend-paying, small- and medium sized companies that the portfolio management team believes to be undervalued based upon various financial measures/ratios and rigorous company-specific research and analysis.

• Under normal circumstances, at least eighty percent (80%) of the value of the Fund's net assets, plus any borrowings for investment purposes, is invested in small- and medium-capitalization dividend-paying companies.

• The Fund currently considers "small-capitalization companies" to be those included in, or similar in size to, those included in the Russell 2000® Value Index at the time of purchase. As of the most recent "reconstitution" of the Russell 2000® Value Index on June 24, 2016, its capitalization range was $24 million to $4.1 billion. As of March 31, 2017, the weighted average market capitalization of the Russell 2000® Value Index was approximately $2.1 billion. The Fund currently considers "medium-capitalization companies" to be those included in, or similar in size to, those included the Russell Midcap® Value Index at the time of purchase. As of the most recent "reconstitution" of the Russell Midcap® Value Index on June 24, 2016, its capitalization range was $2.9 billion to $28.6 billion. As of March 31, 2017, the weighted average market capitalization of the Russell Midcap® Value Index was approximately $13.9 billion. As of March 31, 2017, the weighted average market capitalization of the companies within the Fund's portfolio was approximately $5.8 billion. Please note that these market capitalization measures will fluctuate over time.

• The team implements an investment strategy that is based on the belief that the market rewards companies over time for free cash flow rather than reported earnings. The strategy utilizes a bottom-up approach, which is grounded in independent fundamental research. The team seeks to invest in companies in which the future free cash flow and return on invested capital appear to be undervalued by the market. The team constructs a portfolio designed to generate alpha, or risk-adjusted excess return, relative to the Fund's benchmark, primarily through stock selection.

• Through a combination of proprietary, sector-specific quantitative screening and independent fundamental analysis, the team seeks to identify and thoroughly assess the key value-creating drivers for a company.

• The team researches companies in which the early fundamental improvement in free cash flow appears sustainable and not yet recognized by the market. The team seeks to develop an in-depth understanding of the economics of the business and sustainability of a company's competitive advantage by gathering information about the company's product(s) or service(s) by talking to sources including customers, suppliers, competitors, and other industry contacts.

• The goal of the team's process is to invest in cash-generative companies at attractive valuations. The team values companies based primarily on a proprietary discounted cash flow model, using estimates derived from its proprietary research. The team seeks to manage risk through its valuation discipline and through in-depth fundamental research and portfolio structure.

• With respect to portfolio structure, the team constructs the portfolio with a blend of what it believes are the most attractive investment opportunities within its small-cap value strategy and its mid-cap value strategy. The team maintains the portfolio's exposure to most sectors within the benchmark; however, with an active management process, there will be variances in sector exposure relative to the benchmark index. The team maintains guidelines to monitor this variance.

• The Fund expects to only invest in securities of companies whose stock is traded on U.S. markets, including depository receipts or shares issued by companies incorporated outside of the United States (e.g., ADRs).

• Stocks may be sold when conditions have changed and the company's prospects are no longer attractive, its stock price has achieved the team's valuation target or better relative investment opportunities have been identified.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investment in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

• Risk of Loss: You could lose money by investing in the Fund.

• Market Risk: As with any equity fund, the value of your investment will fluctuate over time in response to overall movements in the stock market. Further, investments in common stocks tend to be more volatile than many other investment choices. The financial crisis in the United States and many foreign economies over the past several years has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign.

• Portfolio Management Risk: The Fund is subject to the risk that the securities held by the Fund will underperform other securities and/or may decline in value.

• Small- and Medium-Sized Company Risk: The small- and medium-sized companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and medium-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets, and financial resources, and may depend upon a relatively small management group. Small- and medium-sized companies may be more thinly-traded than larger, more established companies. These risks may be greater with respect to small-sized companies.

• New Fund Risk: There can be no assurance that the Fund will grow to or maintain an economically viable size. There may be limited or no performance history for investors to evaluate.

• Indirect Foreign Exposure Risk: Investments in U.S.-traded securities that are organized under the laws of a foreign country or have significant business operations abroad may be impacted by certain foreign exposure risks indirectly. This includes securities in the form of sponsored and unsponsored depositary receipts. Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these depositary receipts generally bear all of the costs of the depositary facility and the bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications from the foreign issuer or to pass through voting rights. These risks will vary from time to time and from country to country especially if the country is considered an emerging market or developing country.

• Sector Concentration Risk: The Fund may concentrate its investments in companies that are in a single sector or related sector. Concentrating investments in a single sector may make the Fund more susceptible to adverse economic, business, regulatory or other developments affecting that sector. If an economic downturn occurs in a sector in which the Fund's investments are concentrated, the Fund may perform poorly during that period.

• Value Investing Risk: The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock considered to be undervalued may actually be appropriately priced. A portfolio may underperform other equity portfolios that use different investing styles. A portfolio may also underperform other equity portfolios using the value style. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors "growth" stocks.

Risk Lose Money [Text]	rr_RiskLoseMoney	Risk of Loss: You could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Bar Charts and Performance Tables
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance history will be available for the Fund once it has been in operation for one calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance history will be available for the Fund once it has been in operation for one calendar year.
Westcore Smid-Cap Value Dividend Fund | Retail Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WTSDX
Annual Account Maintenance Fee (for Retail Class accounts under $750)	rr_ShareholderFeeOther	$ 12
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	41.22%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	42.04%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(40.82%)	[11]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.22%	[11]
One Year	rr_ExpenseExampleYear01	$ 124
Three Years	rr_ExpenseExampleYear03	$ 6,193
Westcore Smid-Cap Value Dividend Fund | IInstitutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WISDX
Annual Account Maintenance Fee (for Retail Class accounts under $750)	rr_ShareholderFeeOther
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	33.37%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	34.19%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(33.10%)	[11]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.09%	[11]
One Year	rr_ExpenseExampleYear01	$ 111
Three Years	rr_ExpenseExampleYear03	$ 5,444
Westcore Small-Cap Value Dividend Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WESTCORE SMALL-CAP VALUE DIVIDEND FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Westcore Small-Cap Value Dividend Fund (the "Fund") seeks to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. A higher turnover rate may also result in higher taxes when Fund shares are held in a taxable account. During the most recent fiscal year, the Fund's portfolio turnover rate was 96% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	96.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table may not correlate to the expense ratio in the Financial Highlights in this Fund's prospectus because the Financial Highlights include only the operating expenses incurred by the Fund, not the indirect costs of investing in the Acquired Funds.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in either the Retail Class shares or the Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's total annual operating expenses remain the same. This Example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through ten.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

• The Fund emphasizes investments in dividend-paying, small companies that the portfolio management team believes to be undervalued based upon various financial measures/ratios and rigorous company-specific research and analysis.

• Under normal circumstances, at least eighty percent (80%) of the value of the Fund's net assets, plus any borrowings for investment purposes, is invested in small-capitalization dividend-paying companies.

• The Fund currently considers "small-capitalization companies" to be those included in, or similar in size to, those included in its benchmark index, the Russell 2000® Value Index, at the time of purchase. As of the most recent "reconstitution" of the benchmark index on June 24, 2016, the benchmark capitalization range was $24 million to $4.1 billion. As of March 31, 2017, the weighted average market capitalization of the benchmark index was approximately $2.1 billion as compared to approximately $2.6 billion for the companies within the Fund's portfolio. Please note that these market capitalization measures will fluctuate over time.

• The team implements an investment strategy that is based on the belief that the market rewards companies over time for free cash flow rather than reported earnings. The strategy utilizes a bottom-up approach, which is grounded in independent fundamental research. The team seeks to invest in companies in which the future free cash flow and return on invested capital appear to be undervalued by the market. The team constructs a diversified portfolio designed to generate alpha, or risk-adjusted excess return, relative to the Fund's benchmark, primarily through stock selection.

• Through a combination of proprietary, sector-specific quantitative screening and independent fundamental analysis, the team seeks to identify and thoroughly assess the key value-creating drivers for a company.

• The team researches companies in which the early fundamental improvement in free cash flow appears sustainable and not yet recognized by the market. The team seeks to develop an in-depth understanding of the economics of the business and sustainability of a company's competitive advantage by gathering information about the company's product(s) or service(s) by talking to sources including customers, suppliers, competitors, and other industry contacts.

• The goal of the team's process is to invest in cash-generative companies at attractive valuations. The team values companies based primarily on a proprietary discounted cash flow model, using estimates derived from its proprietary research. The team seeks to manage risk through its valuation discipline and through in-depth fundamental research and portfolio structure.

• With respect to portfolio structure, the team maintains exposure to most sectors within the benchmark; however, with an active management process, there will be variances in sector exposure relative to the benchmark index. The team maintains guidelines to monitor this variance.

• The Fund expects to only invest in securities of companies whose stock is traded on U.S. markets, including depository receipts or shares issued by companies incorporated outside of the United States (e.g., ADRs).

• Stocks may be sold when conditions have changed and the company's prospects are no longer attractive, its stock price has achieved the team's valuation target or better relative investment opportunities have been identified.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investment in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

• Risk of Loss: You could lose money by investing in the Fund.

• Market Risk: As with any equity fund, the value of your investment will fluctuate over time in response to overall movements in the stock market. Further, investments in common stocks tend to be more volatile than many other investment choices. The financial crisis in the United States and many foreign economies over the past several years has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign.

• Portfolio Management Risk: The Fund is subject to the risk that the securities held by the Fund will underperform other securities and/or may decline in value.

• Small Company Risk: The Fund is also subject to the general risk that the stocks of smaller and newer companies can involve greater risks than those associated with larger, more established companies. Small company stocks may be subject to more abrupt or erratic price movements due to a number of reasons, including that the stocks are traded in lower volume and that the issuers are more sensitive to changing conditions and have less certain growth prospects. Small companies in which the Fund may invest typically lack the financial resources, product diversification, and competitive strengths of larger companies which may cause the value of the Fund to be more volatile. Small companies may be more thinly-traded than larger, more established companies.

• Indirect Foreign Exposure Risk: Investments in U.S.-traded securities that are organized under the laws of a foreign country or have significant business operations abroad may be impacted by certain foreign exposure risks indirectly. This includes securities in the form of sponsored and unsponsored depositary receipts. Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these depositary receipts generally bear all of the costs of the depositary facility and the bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications from the foreign issuer or to pass through voting rights. These risks will vary from time to time and from country to country especially if the country is considered an emerging market or developing country.

• Sector Concentration Risk: The Fund may concentrate its investments in companies that are in a single sector or related sector. Concentrating investments in a single sector may make the Fund more susceptible to adverse economic, business, regulatory or other developments affecting that sector. If an economic downturn occurs in a sector in which the Fund's investments are concentrated, the Fund may perform poorly during that period.

• Value Investing Risk: The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock considered to be undervalued may actually be appropriately priced. A portfolio may underperform other equity portfolios that use different investing styles. A portfolio may also underperform other equity portfolios using the value style. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors "growth" stocks.

Risk Lose Money [Text]	rr_RiskLoseMoney	Risk of Loss: You could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund's Retail Class performance from year to year, and by showing how the Fund's average annual returns for one year, five years, and since inception for the Retail Class, and one year, five years, and since inception for the Institutional Class, compared with those of an unmanaged index of securities. The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on www.westcore.com or call toll-free 800.392.CORE (2673).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund's Retail Class performance from year to year, and by showing how the Fund's average annual returns for one year, five years, and since inception for the Retail Class, and one year, five years, and since inception for the Institutional Class, compared with those of an unmanaged index of securities.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.392.CORE (2673)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.westcore.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Retail Class - Calendar Year Total Returns as of December 31 (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarterly Return: 9/30/2009 20.98% Lowest Quarterly Return: 12/31/2008 (27.89)%

The returns above are for the Retail Class of the Fund. The Institutional Class would have substantially similar annual returns to the Retail Class because the classes are invested in the same portfolio securities. The Institutional Class' returns will be higher over the long-term when compared to the Retail Class' returns to the extent that the Retail Class has higher expenses.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the Periods Ended December 31, 2016)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the Retail Class, after-tax returns for the Institutional Class will be different.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are shown only for the Retail Class, after-tax returns for the Institutional Class will be different. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Westcore Small-Cap Value Dividend Fund | Retail Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WTSVX
Annual Account Maintenance Fee (for Retail Class accounts under $750)	rr_ShareholderFeeOther	$ 12
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.45%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.46%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[12]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.31%	[12]
One Year	rr_ExpenseExampleYear01	$ 133
Three Years	rr_ExpenseExampleYear03	447
Five Years	rr_ExpenseExampleYear05	783
Ten Years	rr_ExpenseExampleYear10	$ 1,731
Annual Return 2007	rr_AnnualReturn2007	(3.38%)
Annual Return 2008	rr_AnnualReturn2008	(33.57%)
Annual Return 2009	rr_AnnualReturn2009	22.08%
Annual Return 2010	rr_AnnualReturn2010	27.03%
Annual Return 2011	rr_AnnualReturn2011	(0.31%)
Annual Return 2012	rr_AnnualReturn2012	9.69%
Annual Return 2013	rr_AnnualReturn2013	36.49%
Annual Return 2014	rr_AnnualReturn2014	6.46%
Annual Return 2015	rr_AnnualReturn2015	(8.13%)
Annual Return 2016	rr_AnnualReturn2016	29.72%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.98%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.89%)
1 Year	rr_AverageAnnualReturnYear01	29.72%
5 Years	rr_AverageAnnualReturnYear05	13.69%
10 Years	rr_AverageAnnualReturnYear10	6.54%
Westcore Small-Cap Value Dividend Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WISVX
Annual Account Maintenance Fee (for Retail Class accounts under $750)	rr_ShareholderFeeOther
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[12]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.09%	[12]
One Year	rr_ExpenseExampleYear01	$ 111
Three Years	rr_ExpenseExampleYear03	381
Five Years	rr_ExpenseExampleYear05	671
Ten Years	rr_ExpenseExampleYear10	$ 1,496
1 Year	rr_AverageAnnualReturnYear01	29.98%
5 Years	rr_AverageAnnualReturnYear05	13.89%
Since Inception	rr_AverageAnnualReturnSinceInception	6.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 28, 2007
Westcore Small-Cap Value Dividend Fund | After Taxes on Distributions | Retail Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	27.15%
5 Years	rr_AverageAnnualReturnYear05	10.68%
10 Years	rr_AverageAnnualReturnYear10	5.03%
Westcore Small-Cap Value Dividend Fund | After Taxes on Distributions and Sales | Retail Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.91%
5 Years	rr_AverageAnnualReturnYear05	10.49%
10 Years	rr_AverageAnnualReturnYear10	5.03%
Westcore Small-Cap Value Dividend Fund | Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes) | Retail Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	31.74%
5 Years	rr_AverageAnnualReturnYear05	15.07%
10 Years	rr_AverageAnnualReturnYear10	6.26%
Westcore Small-Cap Value Dividend Fund | Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes) | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	31.74%
5 Years	rr_AverageAnnualReturnYear05	15.07%
Since Inception	rr_AverageAnnualReturnSinceInception	7.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 28, 2007
Westcore Global Large-Cap Dividend Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WESTCORE GLOBAL LARGE-CAP DIVIDEND FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Westcore Global Large-Cap Dividend Fund (the "Fund") seeks to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. A higher turnover rate may also result in higher taxes when Fund shares are held in a taxable account. During the most recent fiscal year, the Fund's portfolio turnover rate was 61% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	61.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table may not correlate to the expense ratio in the Financial Highlights in this Fund's prospectus because the Financial Highlights include only the operating expenses incurred by the Fund, not the indirect costs of investing in the Acquired Funds.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in either the Retail Class shares or the Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's total annual operating expenses remain the same. This Example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through ten.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

• The Fund emphasizes investments in global, large, dividend-paying companies that meet the portfolio management team's investment criteria based on various financial measures/ratios and have improving business prospects due to strong company and industry dynamics. The team seeks to optimize the portfolio based on a company's ability to grow its dividend while also taking into account the valuation of a company.

• The Fund will invest, under normal circumstances, at least eighty percent (80%) of the value of its net assets, plus any borrowings for investment purposes, in stocks of large, well-established, dividend-paying companies, as measured at the time of purchase.

• Under normal circumstances, the Fund will invest at least 40% of its net assets in stocks of foreign companies drawn from at least three different countries (and at least 30% of its net assets in stocks of foreign companies if market conditions are not favorable).

• The Fund currently considers "large" companies to be those with a market capitalization of at least $5 billion at the time of purchase. Large companies may benefit from attributes such as market dominance, substantial financial resources, and the opportunity to be global leaders in an industry. These characteristics may result in increased stability for a company and a lower-risk investment for the Fund than smaller companies.

• Through a combination of proprietary quantitative screening and independent fundamental analysis, the team seeks to identify and thoroughly assess the ability of companies to pay and consistently grow dividends. In particular, the team typically seeks to identify companies that have paid consistently rising dividends, including those that currently pay dividends on their common stocks and have maintained or increased their per share dividend payments over the preceding five years.

• The team researches companies in which the historical consistency and fundamental improvement in free cash flow appear sustainable. The team seeks to develop an understanding of the economics of the business and sustainability of a company's competitive advantage.

• The team considers a company's environmental, social, and corporate governance (ESG) practices because they believe a sustainable approach can enhance a company's ability to generate cash flow to fund its dividend.

• With respect to portfolio structure, the team seeks to achieve a balance between current yield, dividend growth and capital preservation without regard to country or sector limitations. The portfolio typically holds 25 to 30 stocks.

• The Fund can invest in securities of companies whose stock is traded on U.S. or foreign markets, including depository receipts or shares issued by companies incorporated outside of the United States (e.g., ADRs).

• The Fund considers "foreign companies" to include those domiciled outside of the United States or with the principal trading market of their securities outside of the United States.

• Stocks may be sold when business fundamentals and/or dividend growth prospects have changed or the stock price has achieved the team's valuation target. The stock may also be sold if better relative investment opportunities have been identified.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

• Risk of Loss: You could lose money by investing in the Fund.

• Market Risk: As with any equity fund, the value of your investment will fluctuate over time in response to overall movements in the stock market. Further, investments in common stocks tend to be more volatile than many other investment choices. The financial crisis in the United States and many foreign economies over the past several years has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign.

• Portfolio Management Risk: The Fund is subject to the risk that the securities held by the Fund will underperform other securities and/or may decline in value.

• Direct Foreign Exposure Risk: The Fund may invest in non-U.S.-traded securities. There are risks and costs involved in investing in non-U.S.-traded securities which are in addition to the usual risks inherent in securities that trade on a U.S. exchange. These risks will vary from time to time and from country to country, especially if the country is considered an emerging market or developing country, and may be different from or greater than the risks associated with investing in developed countries. These risks may include, but are not limited to, higher transaction costs, the imposition of additional foreign taxes, less market liquidity, security registration requirements, and less comprehensive security settlement procedures and regulations, significant currency devaluation relative to the U.S. dollar, restrictions on the Fund's ability to repatriate investment income or capital, less government regulation and supervision, less public information, less economic, political and social stability, and adverse changes in diplomatic relations between the United States and that foreign country.

• Indirect Foreign Exposure Risk: Investments in U.S.-traded securities that are organized under the laws of a foreign country or have significant business operations abroad may be impacted by certain foreign exposure risks indirectly. This includes securities in the form of sponsored and unsponsored depositary receipts. Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these depositary receipts generally bear all of the costs of the depositary facility and the bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications from the foreign issuer or to pass through voting rights. These risks will vary from time to time and from country to country especially if the country is considered an emerging market or developing country.

• Sector Concentration Risk: The Fund may concentrate its investments in companies that are in a single sector or related sector. Concentrating investments in a single sector may make the Fund more susceptible to adverse economic, business, regulatory or other developments affecting that sector. If an economic downturn occurs in a sector in which the Fund's investments are concentrated, the Fund may perform poorly during that period.

• Currency Risk: The Fund's exposure to foreign markets may affect the net asset value and total return of the Fund due to fluctuations in currency exchange rates.

Risk Lose Money [Text]	rr_RiskLoseMoney	Risk of Loss: You could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund's Retail Class performance from year to year, and by showing how the Fund's average annual returns for one, five, and ten years for the Retail Class, and one year, five years, and since inception for the Institutional Class compared with those of unmanaged indexes of securities. The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on www.westcore.com or call toll-free 800.392.CORE (2673).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund's Retail Class performance from year to year, and by showing how the Fund's average annual returns for one, five, and ten years for the Retail Class, and one year, five years, and since inception for the Institutional Class compared with those of unmanaged indexes of securities.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.392.CORE (2673)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.westcore.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Retail Class - Calendar Year Total Returns as of December 31 (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarterly Return: 6/30/2009 15.16% Lowest Quarterly Return: 12/31/2008 (22.97)%

The returns above are for the Retail Class of the Fund. The Institutional Class would have substantially similar annual returns to the Retail Class because the classes are invested in the same portfolio securities. The Institutional Class' returns will be higher over the long-term when compared to the Retail Class' returns to the extent that the Retail Class has higher expenses.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the Periods Ended December 31, 2016)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective as of June 30, 2015, the Fund changed its benchmark from the S&P 500® Index to the Russell Developed Large-Cap Index. The Fund changed its benchmark because the Adviser believes the new benchmark represents an effective gauge against which to measure the Fund's performance.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the Retail Class; after-tax returns for the Institutional Class will be different.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are shown only for the Retail Class; after-tax returns for the Institutional Class will be different. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Westcore Global Large-Cap Dividend Fund | Retail Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WTMVX
Annual Account Maintenance Fee (for Retail Class accounts under $750)	rr_ShareholderFeeOther	$ 12
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.57%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.23%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[13]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.00%	[13]
One Year	rr_ExpenseExampleYear01	$ 102
Three Years	rr_ExpenseExampleYear03	367
Five Years	rr_ExpenseExampleYear05	653
Ten Years	rr_ExpenseExampleYear10	$ 1,467
Annual Return 2007	rr_AnnualReturn2007	3.13%
Annual Return 2008	rr_AnnualReturn2008	(36.24%)
Annual Return 2009	rr_AnnualReturn2009	29.87%
Annual Return 2010	rr_AnnualReturn2010	3.99%
Annual Return 2011	rr_AnnualReturn2011	5.19%
Annual Return 2012	rr_AnnualReturn2012	13.39%
Annual Return 2013	rr_AnnualReturn2013	24.53%
Annual Return 2014	rr_AnnualReturn2014	4.43%
Annual Return 2015	rr_AnnualReturn2015	(0.56%)
Annual Return 2016	rr_AnnualReturn2016	8.58%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.16%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.97%)
1 Year	rr_AverageAnnualReturnYear01	8.58%
5 Years	rr_AverageAnnualReturnYear05	9.75%
10 Years	rr_AverageAnnualReturnYear10	4.05%
Westcore Global Large-Cap Dividend Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WIMVX
Annual Account Maintenance Fee (for Retail Class accounts under $750)	rr_ShareholderFeeOther
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.57%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.23%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.41%)	[13]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.82%	[13]
One Year	rr_ExpenseExampleYear01	$ 84
Three Years	rr_ExpenseExampleYear03	350
Five Years	rr_ExpenseExampleYear05	636
Ten Years	rr_ExpenseExampleYear10	$ 1,451
1 Year	rr_AverageAnnualReturnYear01	8.63%
5 Years	rr_AverageAnnualReturnYear05	9.92%
Since Inception	rr_AverageAnnualReturnSinceInception	3.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 28, 2007
Westcore Global Large-Cap Dividend Fund | After Taxes on Distributions | Retail Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.38%
5 Years	rr_AverageAnnualReturnYear05	6.88%
10 Years	rr_AverageAnnualReturnYear10	2.51%
Westcore Global Large-Cap Dividend Fund | After Taxes on Distributions and Sales | Retail Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.82%
5 Years	rr_AverageAnnualReturnYear05	7.55%
10 Years	rr_AverageAnnualReturnYear10	3.14%
Westcore Global Large-Cap Dividend Fund | Russell Developed Large-Cap Index (reflects no deduction for fees, expenses or taxes, except foreign withholding taxes) | Retail Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.70%	[14]
5 Years	rr_AverageAnnualReturnYear05	10.68%	[14]
10 Years	rr_AverageAnnualReturnYear10	4.06%	[14]
Westcore Global Large-Cap Dividend Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes) | Retail Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.96%
5 Years	rr_AverageAnnualReturnYear05	14.66%
10 Years	rr_AverageAnnualReturnYear10	6.95%
Westcore Global Large-Cap Dividend Fund | Russell Developed Large-Cap Index (reflects no deduction for fees, expenses or taxes) | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.70%	[14]
5 Years	rr_AverageAnnualReturnYear05	10.68%	[14]
Since Inception	rr_AverageAnnualReturnSinceInception	3.13%	[14]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 28, 2007	[14]
Westcore Global Large-Cap Dividend Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes) | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.96%
5 Years	rr_AverageAnnualReturnYear05	14.66%
Since Inception	rr_AverageAnnualReturnSinceInception	6.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 28, 2007
Westcore Large-Cap Dividend Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WESTCORE LARGE-CAP DIVIDEND FUND* * Effective December 27, 2016, Westcore Growth Fund changed its name to Westcore Large-Cap Dividend Fund.
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Westcore Large-Cap Dividend Fund (the "Fund") seeks to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. A higher turnover rate may also result in higher taxes when Fund shares are held in a taxable account. During the most recent fiscal year, the Fund's portfolio turnover rate was 112% of the average value of its portfolio which was primarily due to the repositioning of the portfolio to coincide with the change in investment objective on December 27, 2016.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	112.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in either the Retail Class shares or the Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's total annual operating expenses remain the same. This Example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through ten.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

• The Fund emphasizes investments in large, dividend-paying companies that meet the portfolio management team's investment criteria based on various financial measures/ratios and have improving business prospects due to strong company and industry dynamics. The team seeks to optimize the portfolio based on a company's ability to grow its dividend while also taking into account the valuation of a company.

• The Fund will invest, under normal circumstances, at least eighty percent (80%) of the value of its net assets, plus any borrowings for investment purposes, in stocks of large, well-established, dividend-paying companies, as measured at the time of purchase.

• The Fund currently considers "large" companies to be those with a market capitalization of at least $5 billion at the time of purchase. Large companies may benefit from attributes such as market dominance, substantial financial resources, and the opportunity to be global leaders in an industry. These characteristics may result in increased stability for a company and a lower-risk investment for the Fund than smaller companies.

• Through a combination of proprietary quantitative screening and independent fundamental analysis, the team seeks to identify and thoroughly assess the ability of companies to pay and consistently grow dividends. In particular, the team typically seeks to identify companies that have paid consistently rising dividends, including those that currently pay dividends on their common stocks and have maintained or increased their per share dividend payments over the preceding five years.

• The team researches companies in which the historical consistency and fundamental improvement in free cash flow appear sustainable. The team seeks to develop an understanding of the economics of the business and sustainability of a company's competitive advantage.

• The team considers a company's environmental, social, and corporate governance (ESG) practices because they believe a sustainable approach can enhance a company's ability to generate cash flow to fund its dividend.

• With respect to portfolio structure, the team seeks to achieve a balance between current yield, dividend growth, and capital preservation without regard to sector limitations. The portfolio typically holds 25 to 30 stocks.

• The Fund expects to only invest in securities of companies whose stock is traded on U.S. markets, including depository receipts or shares issued by companies incorporated outside of the United States (e.g., ADRs).

• Stocks may be sold when business fundamentals and/or dividend growth prospects have changed or the stock price has achieved the team's valuation target. The stock may also be sold if better relative investment opportunities have been identified.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

• Risk of Loss: You could lose money by investing in the Fund.

• Market Risk: As with any equity fund, the value of your investment will fluctuate over time in response to overall movements in the stock market. Further, investments in common stocks tend to be more volatile than many other investment choices. The financial crisis in the United States and many foreign economies over the past several years has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign.

• Portfolio Management Risk: The Fund is subject to the risk that the securities held by the Fund will underperform other securities and/or may decline in value.

• Indirect Foreign Exposure Risk: Investments in U.S.-traded securities that are organized under the laws of a foreign country or have significant business operations abroad may be impacted by certain foreign exposure risks indirectly. This includes securities in the form of sponsored and unsponsored depositary receipts. Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these depositary receipts generally bear all of the costs of the depositary facility and the bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications from the foreign issuer or to pass through voting rights. These risks will vary from time to time and from country to country especially if the country is considered an emerging market or developing country.

• Sector Concentration Risk: The Fund may concentrate its investments in companies that are in a single sector or related sector. Concentrating investments in a single sector may make the Fund more susceptible to adverse economic, business, regulatory or other developments affecting that sector. If an economic downturn occurs in a sector in which the Fund's investments are concentrated, the Fund may perform poorly during that period.

Risk Lose Money [Text]	rr_RiskLoseMoney	Risk of Loss: You could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund's Retail Class performance from year to year, and by showing how the Fund's average annual returns for one, five, and ten years for the Retail Class, and one year, five years, and since inception for the Institutional Class, compared with those of an unmanaged index of securities. The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on www.westcore.com or call toll-free 800.392.CORE (2673).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund's Retail Class performance from year to year, and by showing how the Fund's average annual returns for one, five, and ten years for the Retail Class, and one year, five years, and since inception for the Institutional Class, compared with those of an unmanaged index of securities.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.392.CORE (2673)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.westcore.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Retail Class - Calendar Year Total Returns as of December 31 (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarterly Return: 3/31/2012 17.74% Lowest Quarterly Return: 12/31/2008 (23.08)%

The returns above are for the Retail Class of the Fund. The Institutional Class would have substantially similar annual returns to the Retail Class because the classes are invested in the same portfolio securities. The Institutional Class' returns will be higher over the long-term when compared to the Retail Class' returns to the extent that the Retail Class has higher expenses.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the Periods Ended December 31, 2016)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective as of January 1, 2017, the Fund's benchmark is the Russell 1000® Index. The Fund changed its benchmark from the Russell 1000® Growth Index because the Adviser believes the new benchmark represents an effective gauge against which to measure the Fund's performance.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the Retail Class, after-tax returns for the Institutional Class will be different.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are shown only for the Retail Class, after-tax returns for the Institutional Class will be different. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Westcore Large-Cap Dividend Fund | Retail Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WTEIX
Annual Account Maintenance Fee (for Retail Class accounts under $750)	rr_ShareholderFeeOther	$ 12
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.65%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.30%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.41%)	[15]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.89%	[15]
One Year	rr_ExpenseExampleYear01	$ 91
Three Years	rr_ExpenseExampleYear03	372
Five Years	rr_ExpenseExampleYear05	673
Ten Years	rr_ExpenseExampleYear10	$ 1,530
Annual Return 2007	rr_AnnualReturn2007	22.48%
Annual Return 2008	rr_AnnualReturn2008	(45.33%)
Annual Return 2009	rr_AnnualReturn2009	39.54%
Annual Return 2010	rr_AnnualReturn2010	15.26%
Annual Return 2011	rr_AnnualReturn2011	(0.64%)
Annual Return 2012	rr_AnnualReturn2012	15.13%
Annual Return 2013	rr_AnnualReturn2013	32.93%
Annual Return 2014	rr_AnnualReturn2014	6.79%
Annual Return 2015	rr_AnnualReturn2015	4.43%
Annual Return 2016	rr_AnnualReturn2016	(0.38%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.74%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.08%)
1 Year	rr_AverageAnnualReturnYear01	(0.38%)
5 Years	rr_AverageAnnualReturnYear05	11.20%
10 Years	rr_AverageAnnualReturnYear10	6.17%
Westcore Large-Cap Dividend Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WILGX
Annual Account Maintenance Fee (for Retail Class accounts under $750)	rr_ShareholderFeeOther
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.84%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.49%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.82%)	[15]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.67%	[15]
One Year	rr_ExpenseExampleYear01	$ 68
Three Years	rr_ExpenseExampleYear03	390
Five Years	rr_ExpenseExampleYear05	735
Ten Years	rr_ExpenseExampleYear10	$ 1,707
1 Year	rr_AverageAnnualReturnYear01	(0.14%)
5 Years	rr_AverageAnnualReturnYear05	11.43%
Since Inception	rr_AverageAnnualReturnSinceInception	4.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 28, 2007
Westcore Large-Cap Dividend Fund | After Taxes on Distributions | Retail Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.24%)
5 Years	rr_AverageAnnualReturnYear05	5.09%
10 Years	rr_AverageAnnualReturnYear10	2.96%
Westcore Large-Cap Dividend Fund | After Taxes on Distributions and Sales | Retail Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.38%
5 Years	rr_AverageAnnualReturnYear05	8.17%
10 Years	rr_AverageAnnualReturnYear10	4.54%
Westcore Large-Cap Dividend Fund | Russell 1000® Index (reflects no deduction for fees, expenses or taxes) | Retail Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.05%	[16]
5 Years	rr_AverageAnnualReturnYear05	14.69%	[16]
10 Years	rr_AverageAnnualReturnYear10	7.08%	[16]
Westcore Large-Cap Dividend Fund | Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes) | Retail Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.08%
5 Years	rr_AverageAnnualReturnYear05	14.50%
10 Years	rr_AverageAnnualReturnYear10	8.33%
Westcore Large-Cap Dividend Fund | Russell 1000® Index (reflects no deduction for fees, expenses or taxes) | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.05%	[16]
5 Years	rr_AverageAnnualReturnYear05	14.69%	[16]
Since Inception	rr_AverageAnnualReturnSinceInception	6.64%	[16]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 28, 2007	[16]
Westcore Large-Cap Dividend Fund | Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes) | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.08%
5 Years	rr_AverageAnnualReturnYear05	14.50%
Since Inception	rr_AverageAnnualReturnSinceInception	7.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 28, 2007
Westcore Micro-Cap Opportunity Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WESTCORE MICRO-CAP OPPORTUNITY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Westcore Micro-Cap Opportunity Fund (the "Fund") seeks to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. A higher turnover rate may also result in higher taxes when Fund shares are held in a taxable account. During the most recent fiscal year, the Fund's portfolio turnover rate was 43% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	43.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table may not correlate to the expense ratio in the Financial Highlights in this Fund's prospectus because the Financial Highlights include only the operating expenses incurred by the Fund, not the indirect costs of investing in the Acquired Funds.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Retail Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's total annual operating expenses remain the same. This Example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through ten.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

• The Fund invests primarily in the common stock of micro-cap companies that the portfolio management team believes to be undervalued.

• The team uses a proprietary multi-factor quantitative investment model to identify such companies based on various financial measures and/or ratios.

• Under normal circumstances at least eighty percent (80%) of the value of the Fund's net assets, plus any borrowings for investment purposes, is invested in micro-cap companies.

• The Fund currently considers "micro-cap companies" to be those companies included in, or similar in size to, those included in its benchmark index, the Russell Microcap® Index, at the time of purchase. As of the most recent "reconstitution" of the benchmark index on June 24, 2016, the benchmark capitalization range was $5 million to $1.3 billion. As of March 31, 2017, the weighted average market capitalization of the benchmark index was approximately $551 million as compared to approximately $640 million for the companies within the Fund's portfolio. Please note that these market capitalization measures will fluctuate over time.

• With respect to portfolio structure, the team maintains exposure to most sectors within the benchmark; however, with an active management process, there will be variances in sector exposure relative to the benchmark index. The team maintains guidelines to monitor this variance.

• The Fund expects to only invest in securities of companies whose stock is traded on U.S. markets, including depository receipts or shares issued by companies incorporated outside of the United States (e.g., ADRs).

• Stocks may be sold when the team's investment model determines that the risk characteristics outweigh any potential appreciation or it identifies better investment opportunities.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

• Risk of Loss: You could lose money by investing in the Fund.

• Market Risk: As with any equity fund, the value of your investment will fluctuate over time in response to overall movements in the stock market. Further, investments in common stocks tend to be more volatile than many other investment choices. The financial crisis in the United States and many foreign economies over the past several years has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign.

• Portfolio Management Risk: The Fund is subject to the risk that the securities held by the Fund will underperform other securities and/or may decline in value.

• Micro-Cap Company Risk: The Fund is subject to the general risk that the stocks of micro-cap companies can involve greater risks than those associated with larger, more established companies. Micro-cap company stocks may be subject to more abrupt or erratic price movements due to a number of reasons, including that the stocks are traded in lower volume and that the issuers are more sensitive to changing conditions and have less certain growth prospects. Also, there are fewer market makers and wider spreads between quoted bid and ask prices in the over-the-counter market for these stocks. Micro-cap stocks tend to be less liquid, particularly during periods of market disruption. There normally is less publicly available information concerning these securities. Micro-cap companies in which the Fund may invest typically have limited product lines, markets or financial resources or may be dependent on a small management group.

• Portfolio Turnover Risk: A higher rate of turnover (100% or more) involves correspondingly greater expenses, which must be borne by the Fund and its shareholders. It may result in more short-term capital gains taxable to shareholders. These gains are taxable at higher rates than long-term capital gains. Frequent trading could also mean higher brokerage commissions and other transaction costs, which could reduce the Fund's return.

• Indirect Foreign Exposure Risk: Investments in U.S.-traded securities that are organized under the laws of a foreign country or have significant business operations abroad may be impacted by certain foreign exposure risks indirectly. This includes securities in the form of sponsored and unsponsored depositary receipts. Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these depositary receipts generally bear all of the costs of the depositary facility and the bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications from the foreign issuer or to pass through voting rights. These risks will vary from time to time and from country to country especially if the country is considered an emerging market or developing country.

• Sector Concentration Risk: The Fund may concentrate its investments in companies that are in a single sector or related sector. Concentrating investments in a single sector may make the Fund more susceptible to adverse economic, business, regulatory or other developments affecting that sector. If an economic downturn occurs in a sector in which the Fund's investments are concentrated, the Fund may perform poorly during that period.

Risk Lose Money [Text]	rr_RiskLoseMoney	Risk of Loss: You could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund's Retail Class performance from year to year, and by showing how the Fund's average annual returns for one year, five years, and since inception compared with those of an unmanaged index of securities. The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on www.westcore.com or call toll-free 800.392.CORE (2673).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund's Retail Class performance from year to year, and by showing how the Fund's average annual returns for one year, five years, and since inception compared with those of an unmanaged index of securities.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.392.CORE (2673)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.westcore.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Retail Class - Calendar Year Total Returns as of December 31 (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 6/30/2009 20.33% Lowest Quarterly Return: 9/30/2011 (21.02)%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the Periods Ended December 31, 2016)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Westcore Micro-Cap Opportunity Fund | Retail Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WTMIX
Annual Account Maintenance Fee (for Retail Class accounts under $750)	rr_ShareholderFeeOther	$ 12
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.09%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.09%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.79%)	[17]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.30%	[17]
One Year	rr_ExpenseExampleYear01	$ 132
Three Years	rr_ExpenseExampleYear03	578
Five Years	rr_ExpenseExampleYear05	1,050
Ten Years	rr_ExpenseExampleYear10	$ 2,355
Annual Return 2009	rr_AnnualReturn2009	15.55%
Annual Return 2010	rr_AnnualReturn2010	33.49%
Annual Return 2011	rr_AnnualReturn2011	(3.55%)
Annual Return 2012	rr_AnnualReturn2012	15.60%
Annual Return 2013	rr_AnnualReturn2013	46.20%
Annual Return 2014	rr_AnnualReturn2014	2.49%
Annual Return 2015	rr_AnnualReturn2015	(4.92%)
Annual Return 2016	rr_AnnualReturn2016	24.49%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.33%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.02%)
1 Year	rr_AverageAnnualReturnYear01	24.49%
5 Years	rr_AverageAnnualReturnYear05	15.44%
Since Inception	rr_AverageAnnualReturnSinceInception	10.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 23, 2008
Westcore Micro-Cap Opportunity Fund | After Taxes on Distributions | Retail Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	23.50%
5 Years	rr_AverageAnnualReturnYear05	14.47%
Since Inception	rr_AverageAnnualReturnSinceInception	9.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 23, 2008
Westcore Micro-Cap Opportunity Fund | After Taxes on Distributions and Sales | Retail Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.67%
5 Years	rr_AverageAnnualReturnYear05	12.33%
Since Inception	rr_AverageAnnualReturnSinceInception	8.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 23, 2008
Westcore Micro-Cap Opportunity Fund | Russell Microcap® Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.37%
5 Years	rr_AverageAnnualReturnYear05	15.59%
Since Inception	rr_AverageAnnualReturnSinceInception	8.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 23, 2008
Westcore International Small-Cap Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WESTCORE INTERNATIONAL SMALL-CAP FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Westcore International Small-Cap Fund (the "Fund") seeks to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. A higher turnover rate may also result in higher taxes when Fund shares are held in a taxable account. During the most recent fiscal year, the Fund's portfolio turnover rate was 44% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	44.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts for Institutional Class shares' initial fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Retail Class shares or the Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's total annual operating expenses remain the same. This Example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through ten.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

• The Fund invests primarily in the common stock of approximately 35 to 60 foreign small-cap companies that are trading at a discount to the portfolio management team's estimated intrinsic value of such company with the potential to grow their earnings and cash flows.

• Under normal circumstances, at least eighty percent (80%) of the value of the Fund's net assets, plus any borrowings for investment purposes, is invested in international small-cap companies.

• The Fund currently considers "small-cap companies" to be those companies included in, or similar in size to, those included in its benchmark index, the MSCI ACWI ex USA Small Cap Index, at the time of purchase. As of March 31, 2017, companies within this benchmark index ranged from approximately $68.3 million to $8.4 billion in market capitalization. As of March 31, 2017, the weighted average market capitalization of the benchmark was approximately $2.1 billion as compared to approximately $2.4 billion for the companies within the Fund's portfolio. Please note that these market capitalization measures will fluctuate over time.

• Under normal circumstances, the Fund primarily invests its assets in common stocks of foreign companies in developed countries. The Fund may, to a lesser extent, invest in emerging markets and/or in U.S.-based companies.

• The team implements an investment strategy that is based on the belief that investing in businesses trading at a significant discount to intrinsic value leads to strong performance over time. Utilizing a bottom-up approach grounded in independent fundamental research, the team constructs a portfolio designed to generate alpha, or risk-adjusted excess return, relative to the Fund's benchmark, primarily through stock selection.

• The team seeks to capitalize on the inefficiencies within its international small-cap universe. Investments are made in small-cap companies, primarily in developed foreign markets.

• The team believes the best way to identify attractive candidates for research is to consider companies within its entire international small-cap universe. The team does not eliminate any industries from the research process and does not pre-judge companies based on the nature of the business, but rather focuses on the underlying characteristics of the business.

• The goal of the team's process is to invest in cash-generative companies at attractive valuations. Using proprietary fundamental research, the team looks for key attributes in companies including free cash flow, earnings growth, return on invested capital, balance sheet strength and relative upside to its estimate of intrinsic value. It seeks to manage risk through a valuation discipline, in-depth fundamental analysis and portfolio structure.

• The team may invest in forward currency contracts to adjust the portfolio's exposure to different currencies consistent with the team's targets, which consider the currency weightings within the Fund's benchmark index.

• The Fund considers "foreign companies" to include those domiciled outside of the United States or with the principal trading market of their securities outside of the United States. For purposes of determining the countries in which the Fund invests, the following countries are currently considered to be "developed countries": Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The Fund considers emerging market countries to be those countries that are neither the United States nor developed countries.

• Stocks may be sold when conditions have changed and the company's prospects are no longer attractive, its stock price has achieved the team's valuation target or better relative investment opportunities have been identified.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

• Risk of Loss: You could lose money by investing in the Fund.

• Market Risk: As with any equity fund, the value of your investment will fluctuate over time in response to overall movements in the stock market. Further, investments in common stocks tend to be more volatile than many other investment choices. The financial crisis in the United States and many foreign economies over the past several years has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign.

• Portfolio Management Risk: The Fund is subject to the risk that the securities held by the Fund will underperform other securities and/or may decline in value.

• Small Company Risk: The Fund is subject to the general risk that the stocks of smaller and newer companies can involve greater risks than those associated with larger, more established companies. Small company stocks may be subject to more abrupt or erratic price movements due to a number of reasons, including that the stocks are traded in lower volume and that the issuers are more sensitive to changing conditions and have less certain growth prospects. Small companies in which the Fund may invest typically lack the financial resources, product diversification, and competitive strengths of larger companies, which may cause the value of the Fund to be more volatile. Small companies may be more thinly-traded than larger, more established companies.

• Direct Foreign Exposure Risk: The Fund may invest in non-U.S.-traded securities. There are risks and costs involved in investing in non-U.S.-traded securities which are in addition to the usual risks inherent in securities that trade on a U.S. exchange. These risks will vary from time to time and from country to country, especially if the country is considered an emerging market or developing country, and may be different from or greater than the risks associated with investing in developed countries. These risks may include, but are not limited to, higher transaction costs, the imposition of additional foreign taxes, less market liquidity, security registration requirements and less comprehensive security settlement procedures and regulations, significant currency devaluation relative to the U.S. dollar, restrictions on the Fund's ability to repatriate investment income or capital, less government regulation and supervision, less public information, less economic, political, and social stability, and adverse changes in diplomatic relations between the United States and that foreign country.

• Sector Concentration Risk: The Fund may concentrate its investments in companies that are in a single sector or related sector. Concentrating investments in a single sector may make the Fund more susceptible to adverse economic, business, regulatory or other developments affecting that sector. If an economic downturn occurs in a sector in which the Fund's investments are concentrated, the Fund may perform poorly during that period.

• Currency Risk: The Fund's significant exposure to foreign markets can regularly affect the net asset value and total return of the Fund due to fluctuations in currency exchange rates. Use of forward currency contracts can further increase this risk.

• Indirect Foreign Exposure Risk. Investments in U.S.-traded securities that are organized under the laws of a foreign country or have significant business operations abroad may be impacted by these same foreign exposure risks indirectly. This includes securities in the form of sponsored and unsponsored depositary receipts. Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these depositary receipts generally bear all of the costs of the depositary facility and the bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications from the foreign issuer or to pass through voting rights. These risks will vary from time to time and from country to country especially if the country is considered an emerging market or developing country.

• Derivatives Risk. The risks associated with the use of derivatives are different from, and may be greater than, the risks associated with investing in the underlying asset, index or security on which the derivative is based. In addition to the risks associated with specific types of derivatives, derivatives may be subject to the following risks: (i) Counterparty risk: the risk of loss due to the failure of the other party to the contract to make required payments or otherwise comply with contract terms; (ii) Liquidity risk: the risk that a portfolio may not be able to purchase or sell a derivative at the most advantageous time or price due to difficulty in finding a buyer or seller; (iii) Pricing or Valuation risk: the risk that a derivative may not be correctly priced within a portfolio due to the fluctuating nature of the underlying asset, index or rate; (iv) Correlation Risk: the risk that the fluctuations in value of a derivative will not correlate perfectly with that of the underlying asset, index or rate; and (v) Market Risk: gains and losses on investments in options and futures depend on the ability of the Adviser to correctly predict the direction of security prices, interest rates, and other economic factors.

Risk Lose Money [Text]	rr_RiskLoseMoney	Risk of Loss: You could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund's Retail Class performance from year to year, and by showing how the Fund's average annual returns for one, five, and ten years compared with those of an unmanaged index of securities. The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on www.westcore.com or call toll-free 800.392.CORE (2673).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund's Retail Class performance from year to year, and by showing how the Fund's average annual returns for one, five, and ten years compared with those of an unmanaged index of securities.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.392.CORE (2673)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.westcore.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Retail Class - Calendar Year Total Returns as of December 31 (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 6/30/2009 36.15% Lowest Quarterly Return: 12/31/2008 (24.73)%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the Periods Ended December 31, 2016)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Westcore International Small-Cap Fund | Retail Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WTIFX
Annual Account Maintenance Fee (for Retail Class accounts under $750)	rr_ShareholderFeeOther	$ 12
Management Fees	rr_ManagementFeesOverAssets	1.20%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.57%	[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.77%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[18]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.50%	[18],[19]
One Year	rr_ExpenseExampleYear01	$ 153
Three Years	rr_ExpenseExampleYear03	531
Five Years	rr_ExpenseExampleYear05	934
Ten Years	rr_ExpenseExampleYear10	$ 2,059
Annual Return 2007	rr_AnnualReturn2007	2.94%
Annual Return 2008	rr_AnnualReturn2008	(48.86%)
Annual Return 2009	rr_AnnualReturn2009	64.17%
Annual Return 2010	rr_AnnualReturn2010	35.25%
Annual Return 2011	rr_AnnualReturn2011	(5.75%)
Annual Return 2012	rr_AnnualReturn2012	24.84%
Annual Return 2013	rr_AnnualReturn2013	22.36%
Annual Return 2014	rr_AnnualReturn2014	(18.82%)
Annual Return 2015	rr_AnnualReturn2015	1.05%
Annual Return 2016	rr_AnnualReturn2016	1.60%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	36.15%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.73%)
1 Year	rr_AverageAnnualReturnYear01	1.60%
5 Years	rr_AverageAnnualReturnYear05	4.95%
10 Years	rr_AverageAnnualReturnYear10	3.44%
Westcore International Small-Cap Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WIIFX
Annual Account Maintenance Fee (for Retail Class accounts under $750)	rr_ShareholderFeeOther
Management Fees	rr_ManagementFeesOverAssets	1.20%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.45%	[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.65%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.40%)	[18]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.25%	[18],[19]
One Year	rr_ExpenseExampleYear01	$ 127
Three Years	rr_ExpenseExampleYear03	481
Five Years	rr_ExpenseExampleYear05	859
Ten Years	rr_ExpenseExampleYear10	$ 1,919
Since Inception	rr_AverageAnnualReturnSinceInception	0.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2016
Westcore International Small-Cap Fund | After Taxes on Distributions | Retail Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.44%
5 Years	rr_AverageAnnualReturnYear05	3.92%
10 Years	rr_AverageAnnualReturnYear10	2.80%
Westcore International Small-Cap Fund | After Taxes on Distributions and Sales | Retail Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.82%
5 Years	rr_AverageAnnualReturnYear05	3.81%
10 Years	rr_AverageAnnualReturnYear10	2.70%
Westcore International Small-Cap Fund | MSCI ACWI ex USA Small Cap Index (reflects no deduction for fees, expenses or taxes, except foreign withholding taxes) | Retail Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.91%	[20]
5 Years	rr_AverageAnnualReturnYear05	7.74%	[20]
10 Years	rr_AverageAnnualReturnYear10	2.89%	[20]
Westcore International Small-Cap Fund | MSCI EAFE Small Cap Index (reflects no deduction for fees, expenses or taxes, except foreign withholding taxes) | Retail Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.18%
5 Years	rr_AverageAnnualReturnYear05	10.56%
10 Years	rr_AverageAnnualReturnYear10	2.95%
Westcore International Small-Cap Fund | MSCI ACWI ex USA Small Cap Index (reflects no deduction for fees, expenses or taxes, except foreign withholding taxes) | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	0.40%	[20]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2016	[20]
Westcore International Small-Cap Fund | MSCI EAFE Small Cap Index (reflects no deduction for fees, expenses or taxes, except foreign withholding taxes) | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	0.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2016
Westcore Flexible Income Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WESTCORE FLEXIBLE INCOME FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Westcore Flexible Income Fund (the "Fund") seeks to achieve long-term total rate of return consistent with preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. A higher turnover rate may also result in higher taxes when Fund shares are held in a taxable account. During the most recent fiscal year, the Fund's portfolio turnover rate was 47% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	47.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table may not correlate to the expense ratio in the Financial Highlights in this Fund's prospectus because the Financial Highlights include only the operating expenses incurred by the Fund, not the indirect costs of investing in the Acquired Funds.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in either the Retail Class shares or the Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's total annual operating expenses remain the same. This Example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through ten.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

• The Fund invests in a wide variety of income-producing securities, primarily through investments in bonds (which includes, but is not limited to, corporate bonds, government and agency securities, mortgage-backed securities, asset-backed securities, and zero coupon bonds), and to a lesser extent, through convertible bonds and equity securities, including both convertible and non-convertible preferred stock and common stock.

• Under normal circumstances, the Fund will invest at least eighty percent (80%) of the value of its net assets plus any borrowings for investment purposes in income-producing securities.

• The Fund may (i) invest up to twenty percent (20%) of its assets in primarily dividend-paying common stocks, and (ii) own an unlimited amount of high-yield/high-risk bonds. These are bonds rated below investment grade (also known as "junk" bonds) by at least one nationally recognized rating agency, such as Moody's or Standard & Poor's (a "Rating Agency") or are unrated and determined to be of comparable quality by the Adviser and may include bonds that are already in default.

• Although the Fund normally focuses on U.S. dollar-denominated securities, the Fund may invest up to twenty-five percent (25%) in non-U.S. dollar-denominated securities.

• The Fund emphasizes investments in corporate bonds, which may generate more income than government securities. Corporate bonds also provide opportunities for the portfolio management team's research to identify companies with stable or improving credit characteristics, which may result in price appreciation.

• The Fund may invest in other securities, including equity securities, primarily common and preferred stock, trust preferred securities, debt issued by REITs, mortgage-backed, and asset-backed securities, which may also offer higher yield than government securities.

• The Fund may also invest in interest rate futures to vary the Fund's average-weighted effective maturity based on the portfolio management team's forecast of interest rates.

• The Fund's portfolio management team implements an investment strategy that is based on the belief that consistently strong risk-adjusted returns are best achieved through an emphasis on securities with higher income streams (typically non-Treasury sectors). The portfolio management team seeks to deliver alpha, or risk-adjusted excess return, relative to the Fund's benchmark, primarily through security and sector selection and, secondarily, through portfolio level decisions.

• Using a collaborative approach grounded in proprietary research, the team constructs a diversified portfolio by issuer to seek to minimize issuer-specific credit risk.

• Credit analysis is at the core of the investment process, as the team believes valuation anomalies between sectors and securities are most effectively captured through proprietary fundamental research and a long-term investment orientation. The process also leverages the resources of the Adviser's equity research teams, providing diverse perspectives and added knowledge about the securities the team analyzes.

• Securities may be sold when conditions have changed and the security's prospects are no longer attractive, the security has achieved the team's valuation target or better relative investment opportunities have been identified.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

• Risk of Loss: You could lose money by investing in the Fund.

• Interest Rate Risk: A principal risk of investing in the Fund is that the value of a fixed income portfolio will generally decrease when interest rates rise, which means the Fund's net asset value ("NAV") will likewise decrease.

• Credit Risk: The Fund is subject to the risk that an issuer may be unable to make principal and interest payments when due or that the price of the security changes due to a downgrade in the credit quality of the issuer. Corporate bonds are generally subject to higher levels of credit risk than government bonds.

• Extension Risk: The Fund is subject to the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund (such as a mortgage- or asset-backed security) later than expected. This may happen when there is a rise in interest rates. These events may lengthen the duration and potentially reduce the value of these securities.

• Prepayment Risk: A general decline in interest rates may result in prepayments of certain obligations the Fund will acquire. These prepayments may require the Fund to reinvest at a lower rate of return. They may also reduce the Fund's share price because the value of those securities may depreciate or may not appreciate as rapidly as debt securities, which cannot be prepaid.

• Portfolio Management Risk: The Fund is subject to the risk that particular types of securities held will underperform other securities and/or may decline in value.

• Liquidity Risk: The Fund is subject to additional risks in that it may invest in high-yield/high-risk bonds (commonly referred to as "junk" bonds). These are bonds rated below investment grade by a Rating Agency or are unrated and determined to be of comparable quality by the Adviser and may include bonds that are already in default. Lower quality bonds may be more difficult or impossible to sell at the time and price that the Fund would like, making the Fund subject to greater levels of liquidity risk than other bond funds that do not invest in such securities.

• Derivatives Risk. The risks associated with the use of derivatives are different from, and may be greater than, the risks associated with investing in the underlying asset, index or security on which the derivative is based. In addition to the risks associated with specific types of derivatives, derivatives may be subject to the following risks: (i) Counterparty risk: the risk of loss due to the failure of the other party to the contract to make required payments or otherwise comply with contract terms; (ii) Liquidity risk: the risk that a portfolio may not be able to purchase or sell a derivative at the most advantageous time or price due to difficulty in finding a buyer or seller; (iii) Pricing or Valuation risk: the risk that a derivative may not be correctly priced within a portfolio due to the fluctuating nature of the underlying asset, index or rate; (iv) Correlation Risk: the risk that the fluctuations in value of a derivative will not correlate perfectly with that of the underlying asset, index or rate; and (v) Market Risk: gains and losses on investments in options and futures depend on the ability of the Adviser to correctly predict the direction of security prices, interest rates, and other economic factors.

• Below-Investment Grade Securities Risk: High-yield fixed income securities, sometimes referred to as "junk" bonds, are considered speculative. While generally providing greater income than investments in higher-quality securities, these lower quality securities involve greater risk to principal and income than higher-quality securities, including the possibility of default or bankruptcy of the issuers of the security. Like other fixed income securities, the value of high-yield securities will also fluctuate as interest rates rise.

• Market Risk: The Fund's exposure to securities can regularly affect the Fund's NAV and total return due to fluctuations in the overall movements in the markets. The financial crisis in the United States and many foreign economies over the past several years has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign.

• Indirect Foreign Exposure Risk: Investments in U.S.-traded securities that are organized under the laws of a foreign country or have significant business operations abroad may be impacted by certain foreign exposure risks indirectly. This includes securities in the form of sponsored and unsponsored depositary receipts. Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these depositary receipts generally bear all of the costs of the depositary facility and the bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications from the foreign issuer or to pass through voting rights. These risks will vary from time to time and from country to country especially if the country is considered an emerging market or developing country.

• Interest Rate Futures Risk: The Fund's use of interest rate futures from time to time may result in risks different from, or possibly greater than, the risks associated with investing directly in traditional investments. Interest rate futures are subject to a number of risks described elsewhere in this section, such as liquidity risk, interest rate risk, and portfolio management risk. Interest rate futures also involve the risk that changes in the value of the instrument may not correlate exactly with the underlying assets.

Risk Lose Money [Text]	rr_RiskLoseMoney	Risk of Loss: You could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund's Retail Class performance from year to year, and by showing how the Fund's average annual returns for one, five, and ten years for the Retail Class, and one year, five years, and since inception for the Institutional Class compared with those of an unmanaged index of securities. The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on www.westcore.com or call toll-free 800.392.CORE (2673).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund's Retail Class performance from year to year, and by showing how the Fund's average annual returns for one, five, and ten years for the Retail Class, and one year, five years, and since inception for the Institutional Class compared with those of an unmanaged index of securities.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.392.CORE (2673)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.westcore.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Retail Class - Calendar Year Total Returns as of December 31 (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarterly Return: 6/30/2009 19.35% Lowest Quarterly Return: 12/31/2008 (15.63)%

The returns above are for the Retail Class of the Fund. The Institutional Class would have substantially similar annual returns to the Retail Class because the classes are invested in the same portfolio securities. The Institutional Class' returns will be higher over the long-term when compared to the Retail Class' returns to the extent that the Retail Class has higher expenses.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the Periods Ended December 31, 2016)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the Retail Class, after-tax returns for the Institutional Class will be different.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are shown only for the Retail Class, after-tax returns for the Institutional Class will be different. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Westcore Flexible Income Fund | Retail Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WTLTX
Annual Account Maintenance Fee (for Retail Class accounts under $750)	rr_ShareholderFeeOther	$ 12
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.50%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.96%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[21]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.86%	[21]
One Year	rr_ExpenseExampleYear01	$ 88
Three Years	rr_ExpenseExampleYear03	296
Five Years	rr_ExpenseExampleYear05	521
Ten Years	rr_ExpenseExampleYear10	$ 1,168
Annual Return 2007	rr_AnnualReturn2007	(3.45%)
Annual Return 2008	rr_AnnualReturn2008	(29.97%)
Annual Return 2009	rr_AnnualReturn2009	40.09%
Annual Return 2010	rr_AnnualReturn2010	12.71%
Annual Return 2011	rr_AnnualReturn2011	8.13%
Annual Return 2012	rr_AnnualReturn2012	10.49%
Annual Return 2013	rr_AnnualReturn2013	4.31%
Annual Return 2014	rr_AnnualReturn2014	5.01%
Annual Return 2015	rr_AnnualReturn2015	(1.64%)
Annual Return 2016	rr_AnnualReturn2016	12.75%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.35%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.63%)
1 Year	rr_AverageAnnualReturnYear01	12.75%
5 Years	rr_AverageAnnualReturnYear05	6.06%
10 Years	rr_AverageAnnualReturnYear10	4.48%
Westcore Flexible Income Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WILTX
Annual Account Maintenance Fee (for Retail Class accounts under $750)	rr_ShareholderFeeOther
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.85%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[21]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.64%	[21]
One Year	rr_ExpenseExampleYear01	$ 65
Three Years	rr_ExpenseExampleYear03	250
Five Years	rr_ExpenseExampleYear05	451
Ten Years	rr_ExpenseExampleYear10	$ 1,029
1 Year	rr_AverageAnnualReturnYear01	13.10%
5 Years	rr_AverageAnnualReturnYear05	6.28%
Since Inception	rr_AverageAnnualReturnSinceInception	4.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 28, 2007
Westcore Flexible Income Fund | After Taxes on Distributions | Retail Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.54%
5 Years	rr_AverageAnnualReturnYear05	3.80%
10 Years	rr_AverageAnnualReturnYear10	2.17%
Westcore Flexible Income Fund | After Taxes on Distributions and Sales | Retail Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.18%
5 Years	rr_AverageAnnualReturnYear05	3.65%
10 Years	rr_AverageAnnualReturnYear10	2.43%
Westcore Flexible Income Fund | Barclays U.S. Corporate High Yield Ba Index (reflects no deduction for fees, expenses or taxes) | Retail Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.78%
5 Years	rr_AverageAnnualReturnYear05	7.20%
10 Years	rr_AverageAnnualReturnYear10	7.83%
Westcore Flexible Income Fund | Barclays U.S. Corporate High Yield Ba Index (reflects no deduction for fees, expenses or taxes) | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.78%
5 Years	rr_AverageAnnualReturnYear05	7.20%
Since Inception	rr_AverageAnnualReturnSinceInception	8.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 28, 2007
Westcore Plus Bond Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WESTCORE PLUS BOND FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Westcore Plus Bond Fund (the "Fund") seeks to achieve long-term total rate of return consistent with preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. A higher turnover rate may also result in higher taxes when Fund shares are held in a taxable account. During the most recent fiscal year, the Fund's portfolio turnover rate was 52% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	52.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in either the Retail Class shares or the Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund's total annual operating expenses remain the same. This Example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through ten.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

• The Fund invests 65% or more of its assets in investment-grade debt securities–those rated in the top four rating categories by at least one nationally recognized rating agency, such as Moody's or Standard & Poor's (a "Rating Agency"). The dollar-weighted average quality is expected to be "Baa" or better. A "Baa" rating typically is the lowest of the four investment-grade categories. The Fund may invest up to thirty-five percent (35%) of its assets in below investment-grade securities, (also known as "junk" bonds), which are securities rated below investment-grade by a Rating Agency or are unrated and determined to be of comparable quality by the Adviser and may include bonds that are already in default.

• Under normal circumstances, the Fund will invest at least eighty percent (80%) of the value of its net assets, plus any borrowings for investment purposes, in bonds of varying maturities. Bonds for purposes of this limitation include corporate bonds, convertible bonds, government and agency securities, mortgage-backed securities, asset-backed securities, and zero coupon bonds.

• The Fund may invest up to twenty percent (20%) in equity securities, generally in preferred stocks, but common stocks are allowed.

• Although the Fund normally focuses on U.S. dollar-denominated securities, the Fund may invest up to twenty-five percent (25%) in non-U.S. dollar-denominated securities.

• The Fund may also invest in interest rate futures to vary the Fund's average-weighted effective maturity based on the portfolio management team's forecast of interest rates.

• The portfolio management team implements an investment strategy that is based on the belief that consistently strong risk-adjusted returns are best achieved through an emphasis on securities with higher income streams (typically non-Treasury sectors). The team seeks to deliver alpha, or risk-adjusted excess return, relative to the Fund's benchmark, primarily through security and sector selection. However, the team opportunistically uses top-down strategies, such as increasing or decreasing exposure to interest rate changes, when market conditions are compelling.

• Credit analysis is at the core of the investment process, as the team believes valuation anomalies between sectors and securities are most effectively captured through proprietary fundamental research and a long-term investment orientation. The process also leverages the resources of the Adviser's equity research teams, providing diverse perspectives and added knowledge about the securities the team analyzes.

• Using a collaborative approach grounded in proprietary research, the team constructs a diversified portfolio by issuer to seek to minimize issuer-specific credit risk.

• Securities may be sold when conditions have changed and the security's prospects are no longer attractive, the security has achieved the team's valuation target or better relative investment opportunities have been identified.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

• Risk of Loss: You could lose money by investing in the Fund.

• Interest Rate Risk: A principal risk of investing in the Fund is that the value of a fixed income portfolio will generally decrease when interest rates rise, which means the Fund's net asset value ("NAV") will likewise decrease.

• Credit Risk: The Fund is subject to the risk that an issuer may be unable to make principal and interest payments when due or that the price of the security changes due to a downgrade in the credit quality of the issuer. Corporate bonds are generally subject to higher levels of credit risk than government bonds.

• Extension Risk: The Fund is subject to the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund (such as a mortgage- or asset-backed security) later than expected. This may happen when there is a rise in interest rates. These events may lengthen the duration and potentially reduce the value of these securities.

• Prepayment Risk: A general decline in interest rates may result in prepayments of certain obligations the Fund will acquire. These prepayments may require the Fund to reinvest at a lower rate of return. They may also reduce the Funds' share price because the value of those securities may depreciate or may not appreciate as rapidly as debt securities, which cannot be prepaid.

• Portfolio Management Risk: The Fund is subject to the risk that particular types of securities held will underperform other securities and/or may decline in value.

• Liquidity Risk: The Fund is subject to additional risks in that it may invest in high-yield/high-risk bonds (commonly referred to as "junk" bonds). These are bonds rated below investment grade by a Rating Agency or are unrated and determined to be of comparable quality by the Adviser and may include bonds that are already in default. Lower quality bonds may be more difficult or impossible to sell at the time and price that the Fund would like, making the Fund subject to greater levels of liquidity risk than other bond funds that do not invest in such securities.

• Derivatives Risk. The risks associated with the use of derivatives are different from, and may be greater than, the risks associated with investing in the underlying asset, index or security on which the derivative is based. In addition to the risks associated with specific types of derivatives, derivatives may be subject to the following risks: (i) Counterparty risk: the risk of loss due to the failure of the other party to the contract to make required payments or otherwise comply with contract terms; (ii) Liquidity risk: the risk that a portfolio may not be able to purchase or sell a derivative at the most advantageous time or price due to difficulty in finding a buyer or seller; (iii) Pricing or Valuation risk: the risk that a derivative may not be correctly priced within a portfolio due to the fluctuating nature of the underlying asset, index or rate; (iv) Correlation Risk: the risk that the fluctuations in value of a derivative will not correlate perfectly with that of the underlying asset, index or rate; and (v) Market Risk: gains and losses on investments in options and futures depend on the ability of the Adviser to correctly predict the direction of security prices, interest rates, and other economic factors.

• Below-Investment Grade Securities Risk: High-yield fixed income securities, sometimes referred to as "junk" bonds, are considered speculative. While generally providing greater income than investments in higher-quality securities, these lower quality securities involve greater risk to principal and income than higher-quality securities, including the possibility of default or bankruptcy of the issuers of the security. Like other fixed income securities, the value of high-yield securities will also fluctuate as interest rates rise.

• Market Risk: The Fund's exposure to securities can regularly affect the Fund's NAV and total return due to fluctuations in the overall movements in the markets. The financial crisis in the United States and many foreign economies over the past several years has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign.

• Indirect Foreign Exposure Risk: Investments in U.S.-traded securities that are organized under the laws of a foreign country or have significant business operations abroad may be impacted by certain foreign exposure risks indirectly. This includes securities in the form of sponsored and unsponsored depositary receipts. Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these depositary receipts generally bear all of the costs of the depositary facility and the bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications from the foreign issuer or to pass through voting rights. These risks will vary from time to time and from country to country especially if the country is considered an emerging market or developing country.

• Interest Rate Futures Risk: The Fund's use of interest rate futures from time to time may result in risks different from, or possibly greater than, the risks associated with investing directly in traditional investments. Interest rate futures are subject to a number of risks described elsewhere in this section, such as liquidity risk, interest rate risk and portfolio management risk. Interest rate futures also involve the risk that changes in the value of the instrument may not correlate exactly with the underlying assets.

Risk Lose Money [Text]	rr_RiskLoseMoney	Risk of Loss: You could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund's Retail Class performance from year to year, and by showing how the Fund's average annual returns for one, five, and ten years for the Retail Class, and one year, five years, and since inception for the Institutional Class, compared with those of an unmanaged index of securities. The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on www.westcore.com or call toll-free 800.392.CORE (2673).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund's Retail Class performance from year to year, and by showing how the Fund's average annual returns for one, five, and ten years for the Retail Class, and one year, five years, and since inception for the Institutional Class, compared with those of an unmanaged index of securities.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.392.CORE (2673)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.westcore.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Retail Class - Calendar Year Total Returns as of December 31 (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarterly Return: 9/30/2009 4.33% Lowest Quarterly Return: 9/30/2008 (3.04)%

The returns above are for the Retail Class of the Fund. The Institutional Class would have substantially similar annual returns to the Retail Class because the classes are invested in the same portfolio securities. The Institutional Class' returns will be higher over the long-term when compared to the Retail Class' returns to the extent that the Retail Class has higher expenses.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the Periods Ended December 31, 2016)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are shown only for the Retail Class, after-tax returns for the Institutional Class will be different.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the Retail Class, after-tax returns for the Institutional Class will be different.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are shown only for the Retail Class, after-tax returns for the Institutional Class will be different. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Westcore Plus Bond Fund | Retail Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WTIBX
Annual Account Maintenance Fee (for Retail Class accounts under $750)	rr_ShareholderFeeOther	$ 12
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.43%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.78%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[22]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.55%	[22]
One Year	rr_ExpenseExampleYear01	$ 56
Three Years	rr_ExpenseExampleYear03	226
Five Years	rr_ExpenseExampleYear05	411
Ten Years	rr_ExpenseExampleYear10	$ 944
Annual Return 2007	rr_AnnualReturn2007	5.42%
Annual Return 2008	rr_AnnualReturn2008	(1.86%)
Annual Return 2009	rr_AnnualReturn2009	10.42%
Annual Return 2010	rr_AnnualReturn2010	7.22%
Annual Return 2011	rr_AnnualReturn2011	7.55%
Annual Return 2012	rr_AnnualReturn2012	5.67%
Annual Return 2013	rr_AnnualReturn2013	(1.23%)
Annual Return 2014	rr_AnnualReturn2014	5.90%
Annual Return 2015	rr_AnnualReturn2015	0.01%
Annual Return 2016	rr_AnnualReturn2016	3.82%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.33%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.04%)
1 Year	rr_AverageAnnualReturnYear01	3.82%
5 Years	rr_AverageAnnualReturnYear05	2.79%
10 Years	rr_AverageAnnualReturnYear10	4.22%
Westcore Plus Bond Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WTIBX
Annual Account Maintenance Fee (for Retail Class accounts under $750)	rr_ShareholderFeeOther
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.56%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[22]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.38%	[22]
One Year	rr_ExpenseExampleYear01	$ 39
Three Years	rr_ExpenseExampleYear03	161
Five Years	rr_ExpenseExampleYear05	295
Ten Years	rr_ExpenseExampleYear10	$ 684
1 Year	rr_AverageAnnualReturnYear01	4.01%
5 Years	rr_AverageAnnualReturnYear05	2.95%
Since Inception	rr_AverageAnnualReturnSinceInception	4.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 28, 2007
Westcore Plus Bond Fund | After Taxes on Distributions | Retail Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.32%
5 Years	rr_AverageAnnualReturnYear05	1.31%
10 Years	rr_AverageAnnualReturnYear10	2.65%
Westcore Plus Bond Fund | After Taxes on Distributions and Sales | Retail Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.17%
5 Years	rr_AverageAnnualReturnYear05	1.52%
10 Years	rr_AverageAnnualReturnYear10	2.65%
Westcore Plus Bond Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) | Retail Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.65%
5 Years	rr_AverageAnnualReturnYear05	2.23%
10 Years	rr_AverageAnnualReturnYear10	4.34%
Westcore Plus Bond Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.65%
5 Years	rr_AverageAnnualReturnYear05	2.23%
Since Inception	rr_AverageAnnualReturnSinceInception	4.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 28, 2007
Westcore Municipal Opportunities Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WESTCORE MUNICIPAL OPPORTUNITIES FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Westcore Municipal Opportunities Fund (the "Fund") seeks income exempt from Federal income taxes.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. A higher turnover rate may also result in higher taxes when Fund shares are held in a taxable account. During the most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio. Please note this turnover rate is not for a full calendar year since the Fund's inception date was December 16, 2016, and as such, this number is not indicative of the turnover rate in a typical year.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	The Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 either in the Retail Class shares or Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's total annual operating expenses remain the same. This Example reflects the net operating expenses with expense waivers for the contractual period ending April 30, 2018 and the total operating expenses without expense waivers for subsequent years.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

• The Fund focuses primarily on investment-grade quality municipal bonds that are rated in one of the four highest investment-grade categories at the time of purchase by one or more nationally recognized rating agencies such as Moody's or Standard & Poor's ("Rating Agencies").

• Under normal circumstances, the Fund will invest at least eighty percent (80%) of the value of its net assets, plus any borrowings for investment purposes, in municipal bonds. The portfolio management team understands municipal bonds to include debt obligations issued by or on behalf of a governmental entity or other qualifying issuer. Issuers may be states, territories, and possessions of the United States, including the District of Columbia, and their political subdivisions, agencies and instrumentalities. The Fund expects to maintain a dollar-weighted average duration of four to seven years and a dollar-weighted average maturity of five to 12 years, under normal circumstances.

• The Fund may invest up to thirty percent (30%) of its total assets at the time of purchase in municipal bonds rated below investment grade (commonly referred to as "junk" bonds).

• The Fund may invest in unrated bonds. The portfolio management team determines the comparable quality of such instruments to determine if they meet the Fund's rating requirements.

• The team researches the financial condition of various counties, public projects, school districts and taxing authorities to seek to fully understand the issuer's ability to generate revenues or levy taxes in order to meet its obligations.

• The Fund may utilize the following derivatives: interest-rate futures contracts; options on futures contracts; swap agreements, including interest rate swaps, and options on swap agreements. The Fund may use these derivatives in an attempt to manage market risk, credit risk and yield curve risk, and to manage the effective maturity or duration of securities in the Fund's portfolio.

• Securities may be sold when conditions have changed and the security's prospects are no longer attractive, the security has achieved the team's valuation target, or better relative investment opportunities have been identified.

• If the team identifies what it believes are relative valuation opportunities, the Fund may invest up to twenty percent (20%) of its total net assets at time of purchase in taxable bonds including, but not limited to, corporate bonds, taxable municipal bonds, government and agency securities, mortgage-backed securities, asset-backed securities, and zero coupon bonds. The Fund may invest up to half of this allocation in taxable "junk" bonds.

• The Fund may, from time to time, invest up to ten percent (10%) of its total net assets at time of purchase in other investment companies and vehicles, including but not limited to, exchange-traded funds (ETFs) and closed-end funds.

• Securities may be sold when conditions have changed and the security's prospects are no longer attractive, the security has achieved the team's valuation target, or better relative investment opportunities have been identified. However, an important consideration in all sell decisions is whether the sale would generate a possible realized capital gain.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investment in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

• Risk of Loss: You could lose money by investing in the Fund.

• Interest Rate Risk: A principal risk of investing in the Fund is that the value of a fixed-income portfolio will generally decrease when interest rates rise, which means the Fund's net asset value ("NAV") will likewise decrease.

• Credit Risk: The Fund is subject to the risk that an issuer may be unable to make principal and interest payments when due or that the price of the security changes due to a downgrade in the credit quality of the issuer. Corporate bonds are generally subject to higher levels of credit risk than government bonds. High-yield bonds are generally subject to higher levels of credit risk than investment grade bonds.

• Extension Risk: The Fund is also subject to the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund (such as a mortgage- or asset-backed security) later than expected. This may happen when there is a rise in interest rates. These events may lengthen the duration and potentially reduce the value of these securities.

• Prepayment Risk: A general decline in interest rates may result in prepayments of certain obligations the Fund will acquire. These prepayments may require the Fund to reinvest at a lower rate of return. They may also reduce the Fund's share price, because the value of those securities may depreciate or may not appreciate as rapidly as debt securities, which cannot be prepaid.

• Portfolio Management Risk: The Fund is also subject to the risk that particular types of securities held will underperform other securities and/or may decline in value.

• New Fund Risk: There can be no assurance that the Fund will grow to or maintain an economically viable size. There may be limited or no performance history for investors to evaluate.

• Municipal Securities Risk: The Fund will be highly impacted by events tied to the overall municipal securities markets, which can be very volatile and significantly affected by unfavorable legislative or political developments and adverse changes in the financial conditions of municipal securities issuers and the economy. Income from municipal securities held by the Fund could be declared taxable because of changes in tax laws or interpretations by taxing authorities, or noncompliant conduct of a municipality. In addition, a portion of the Fund's otherwise tax-exempt dividends may be taxable to those shareholders subject to the alternative minimum tax. Certain sectors of the municipal bond market have special risks that can impact such sectors more significantly than the market as a whole. The securities in which the Fund invests may not be guaranteed by the United States government or supported by the full faith and credit of the United States.

• Municipal Securities Insurance Risk: Municipal securities insurance, which is usually purchased by the bond issuer from a private, nongovernmental insurance company, provides an unconditional and irrevocable guarantee that the insured bond's principal and interest will be paid when due. Insurance does not guarantee the price of the bond or the share price of any fund. Although defaults on insured municipal bonds have been low to date and municipal bond insurers have met their claims, there is no assurance this will continue.

• Liquidity Risk: The Fund is subject to additional risks in that it may invest in high yield/high-risk bonds (commonly referred to as "junk" bonds). These are bonds rated below investment grade by a Rating Agency or are unrated and determined to be of comparable quality by the Adviser and may include bonds that are already in default. Lower quality bonds may be more difficult or impossible to sell at the time and price that the Fund would like, making the Fund subject to greater levels of liquidity risk than other bond funds that do not invest in such securities.

• Derivatives Risk: The risks associated with the use of derivatives are different from, and may be greater than, the risks associated with investing in the underlying asset, index or security on which the derivative is based. In addition to the risks associated with specific types of derivatives, derivatives may be subject to the following risks: (i) Counterparty risk: the risk of loss due to the failure of the other party to the contract to make required payments or otherwise comply with contract terms; (ii) Liquidity risk: the risk that a portfolio may not be able to purchase or sell a derivative at the most advantageous time or price due to difficulty in finding a buyer or seller; (iii) Pricing or Valuation risk: the risk that a derivative may not be correctly priced within a portfolio due to the fluctuating nature of the underlying asset, index or rate; (iv) Correlation Risk: the risk that the fluctuations in value of a derivative will not correlate perfectly with that of the underlying asset, index or rate; and (v) Market Risk: gains and losses on investments in options and futures depend on the ability of the Adviser to correctly predict the direction of security prices, interest rates, and other economic factors.

• Below-Investment Grade Securities Risk: High-yield fixed income securities, sometimes referred to as "junk" bonds, are considered speculative. While generally providing greater income than investments in higher-quality securities, these lower-quality securities involve greater risk to principal and income than higher-quality securities, including the possibility of default or bankruptcy of the issuers of the security. Like other fixed income securities, the value of high-yield securities will also fluctuate as interest rates change.

• Market Risk: The Fund's exposure to securities can regularly affect the Fund's NAV and total return due to fluctuations in the overall movements in the markets. The financial crisis in the United States and many foreign economies over the past several years has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. These high degrees of volatility are most acute in circumstances where the issuer has financial difficulties, such as operational budgets that are structurally imbalanced, or has defaulted on or failed to make regularly scheduled payments. Certain Puerto Rican issuers in which the Fund invests, or may invest, may have these difficulties.

• Tax Risks: The Fund may be adversely impacted by changes in tax rates, tax laws, and tax policies. Distributions from the Fund may be taxable. The qualification of bonds owned by the fund as tax-exempt may be challenged by the IRS or by state taxing authority, and/or may be adversely affected by future legislative, administrative or judicial activity.

• States and U.S. Territories: The Fund's portfolio is expected to be diversified among issuers of municipal securities. From time to time, however, the Fund may have a significant position in the municipal securities of a particular state or territory, such as Puerto Rico. Under these circumstances, events in that state or territory may affect the Fund's investments and performance. These events may include economic or political policy changes, tax base erosion, constitutional limits or tax increases, budget deficits or other financial difficulties, and changes in the credit ratings assigned to municipal issuers of the state or territory.

• Interest Rate Futures Risk: Interest rate futures are subject to a number of risks described elsewhere, such as liquidity risk, interest rate risk and portfolio management risk. Interest rate futures also involve the risk that changes in the value of the instrument may not correlate exactly with the underlying assets.

Risk Lose Money [Text]	rr_RiskLoseMoney	Risk of Loss: You could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Bar Charts and Performance Tables
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance history will be available for the Fund once it has been in operation for one calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance history will be available for the Fund once it has been in operation for one calendar year.
Westcore Municipal Opportunities Fund | Retail Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WTTAX
Annual Account Maintenance Fee (for Retail Class accounts under $750)	rr_ShareholderFeeOther	$ 12
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	18.71%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%	[23]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	19.19%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(18.46%)	[24]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.73%	[24]
One Year	rr_ExpenseExampleYear01	$ 75
Three Years	rr_ExpenseExampleYear03	$ 3,554
Westcore Municipal Opportunities Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WITAX
Annual Account Maintenance Fee (for Retail Class accounts under $750)	rr_ShareholderFeeOther
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	19.08%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%	[23]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	19.56%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(18.87%)	[24]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.69%	[24]
One Year	rr_ExpenseExampleYear01	$ 70
Three Years	rr_ExpenseExampleYear03	$ 3,605
Westcore Colorado Tax-Exempt Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WESTCORE COLORADO TAX-EXEMPT FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Westcore Colorado Tax-Exempt Fund (the "Fund") seeks income exempt from both federal and Colorado state personal income taxes.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. A higher turnover rate may also result in higher taxes when Fund shares are held in a taxable account. During the most recent fiscal year, the Fund's portfolio turnover rate was 47% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	47.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts for Institutional Class shares' initial fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table may not correlate to the expense ratio in the Financial Highlights in this Fund's prospectus because the Financial Highlights include only the operating expenses incurred by the Fund, not the indirect costs of investing in the Acquired Funds.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Retail Class shares or the Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's total annual operating expenses remain the same. This Example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through ten.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

• The Fund focuses primarily on investment-grade quality municipal bonds that are rated in one of the three highest investment-grade categories at the time of purchase by one or more nationally recognized rating agencies such as Moody's or Standard & Poor's ("Rating Agencies").

• Under normal circumstances, the Fund will invest at least eighty percent (80%) of the value of its net assets, plus any borrowings for investment purposes, in securities, the income from which is exempt from both federal and Colorado state income tax.

• Under normal circumstances, a minimum of 80% of the portfolio will be rated investment-grade at the time of purchase.

• The Fund may invest up to twenty percent (20%) of its total assets in municipal bonds rated below investment grade.

• The Fund may invest in unrated bonds. The portfolio management team determines the comparable quality of such instruments to determine if they meet the Fund's rating requirements.

• The Fund may also invest in interest rate futures to vary the Fund's average-weighted effective maturity based on the portfolio management team's forecast of interest rates.

• The team researches the financial condition of various counties, public projects, school districts, and taxing authorities to seek to fully understand the issuer's ability to generate revenues or levy taxes in order to meet its obligations.

• Given the Fund's tax-exempt focus, the team also strives to maintain a low portfolio turnover in an effort to minimize the Fund's capital gain distributions.

• In addition, the team generally avoids investing in municipal bonds that are subject to the Alternative Minimum Tax but may do so if they believe they provide sufficient relative value.

• The team seeks to purchase securities from many areas of Colorado to reduce the economic risk to the portfolio from any particular local economy within the state.

• Securities may be sold when conditions have changed and the security's prospects are no longer attractive, the security has achieved the team's valuation target or better relative investment opportunities have been identified. However, an important consideration in all sell decisions is whether the sale would generate a possible realized capital gain.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

• Risk of Loss: You could lose money by investing in the Fund.

• Interest Rate Risk: A principal risk of investing in the Fund is that the value of a fixed income portfolio will generally decrease when interest rates rise, which means the Fund's net asset value ("NAV") will likewise decrease.

• Credit Risk: The Fund is subject to the risk that an issuer may be unable to make principal and interest payments when due or that the price of the security changes due to a downgrade in the credit quality of the issuer. Corporate bonds are generally subject to higher levels of credit risk than government bonds.

• Extension Risk: The Fund is subject to the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund (such as a mortgage- or asset-backed security) later than expected. This may happen when there is a rise in interest rates. These events may lengthen the duration and potentially reduce the value of these securities.

• Prepayment Risk: A general decline in interest rates may result in prepayments of certain obligations the Fund will acquire. These prepayments may require the Fund to reinvest at a lower rate of return. They may also reduce the Fund's share price because the value of those securities may depreciate or may not appreciate as rapidly as debt securities, which cannot be prepaid.

• Portfolio Management Risk: The Fund is subject to the risk that particular types of securities held will underperform other securities and/or may decline in value.

• Municipal Securities Risk: The Fund will be highly impacted by events tied to the overall municipal securities markets, which can be very volatile and significantly affected by unfavorable legislative or political developments and adverse changes in the financial conditions of municipal securities issuers and the economy. Income from municipal securities held by the Fund could be declared taxable because of changes in tax laws or interpretations by taxing authorities, or noncompliant conduct of a municipality. In addition, a portion of the Fund's otherwise tax-exempt dividends may be taxable to those shareholders subject to the alternative minimum tax. Certain sectors of the municipal bond market have special risks that can impact such sectors more significantly than the market as a whole. The securities in which the Fund invests may not be guaranteed by the United States government or supported by the full faith and credit of the United States.

• Municipal Securities Insurance Risk: Municipal securities insurance, which is usually purchased by the bond issuer from a private, nongovernmental insurance company, provides an unconditional and irrevocable guarantee that the insured bond's principal and interest will be paid when due. Insurance does not guarantee the price of the bond or the share price of any fund. Although defaults on insured municipal bonds have been low to date and municipal bond insurers have met their claims, there is no assurance this will continue.

• Liquidity Risk: The Fund is subject to additional risks in that it may invest in high-yield/high-risk bonds (commonly referred to as "junk" bonds). These are bonds rated below investment grade by a Rating Agency or are unrated and determined to be of comparable quality by the Adviser and may include bonds that are already in default. Lower quality bonds may be more difficult or impossible to sell at the time and price that the Fund would like, making the Fund subject to greater levels of liquidity risk than other bond funds that do not invest in such securities.

• Derivatives Risk. The risks associated with the use of derivatives are different from, and may be greater than, the risks associated with investing in the underlying asset, index or security on which the derivative is based. In addition to the risks associated with specific types of derivatives, derivatives may be subject to the following risks: (i) Counterparty risk: the risk of loss due to the failure of the other party to the contract to make required payments or otherwise comply with contract terms; (ii) Liquidity risk: the risk that a portfolio may not be able to purchase or sell a derivative at the most advantageous time or price due to difficulty in finding a buyer or seller; (iii) Pricing or Valuation risk: the risk that a derivative may not be correctly priced within a portfolio due to the fluctuating nature of the underlying asset, index or rate; (iv) Correlation Risk: the risk that the fluctuations in value of a derivative will not correlate perfectly with that of the underlying asset, index or rate; and (v) Market Risk: gains and losses on investments in options and futures depend on the ability of the Adviser to correctly predict the direction of security prices, interest rates, and other economic factors.

• Below-Investment Grade Securities Risk: High-yield fixed income securities, sometimes referred to as "junk" bonds, are considered speculative. While generally providing greater income than investments in higher-quality securities, these lower quality securities involve greater risk to principal and income than higher-quality securities, including the possibility of default or bankruptcy of the issuers of the security. Like other fixed income securities, the value of high-yield securities will also fluctuate as interest rates rise.

• State Specific Risk: The Fund is subject to the risk that it concentrates its investments in instruments issued by or on behalf of the state of Colorado. Due to the level of investment in municipal obligations issued by the state of Colorado and its political subdivisions, the performance of the Fund will be closely tied to the economic and political conditions in the state of Colorado. Therefore, an investment in the Fund may be riskier than an investment in other types of municipal bond funds, such as a national tax-exempt fund.

• Market Risk: The Fund's exposure to securities can regularly affect the Fund's NAV and total return due to fluctuations in the overall movements in the markets. The financial crisis in the United States and many foreign economies over the past several years has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. These high degrees of volatility are most acute in circumstances where the issuer has financial difficulties, such as operational budgets that are structurally imbalanced, or has defaulted on or failed to make regularly scheduled payments. Certain Puerto Rican issuers in which the Fund invests, or may invest, may have these difficulties.

• Non-Diversification Risk: The Fund is a non-diversified fund even though the portfolio management team generally limits investments in any one issuer to less than 5% at the time of purchase. This is because many Colorado municipal securities are guaranteed by the State of Colorado, and as such, must be considered as being backed by the same entity. Funds that are considered non-diversified under the Investment Company Act of 1940 may be considered a greater risk when compared to a diversified fund.

• Tax Risk: The Fund may be adversely impacted by changes in tax rates, tax laws and tax policies. Distributions from the Fund may be taxable. The qualification of bonds owned by the Fund as tax-exempt may be challenged by the IRS or by a state taxing authority, and/or may be adversely affected by future legislative, administrative or judicial activity.

• Interest Rate Futures Risk: The Fund's use of interest rate futures from time to time may result in risks different from, or possibly greater than, the risks associated with investing directly in traditional investments. Interest rate futures are subject to a number of risks described elsewhere in this section, such as liquidity risk, interest rate risk and portfolio management risk. Interest rate futures also involve the risk that changes in the value of the instrument may not correlate exactly with the underlying assets.

Risk Lose Money [Text]	rr_RiskLoseMoney	Risk of Loss: You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk: The Fund is a non-diversified fund even though the portfolio management team generally limits investments in any one issuer to less than 5% at the time of purchase.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund's Retail Class performance from year to year, and by showing how the Fund's average annual returns for one, five, and ten years compared with those of an unmanaged index of securities. The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on www.westcore.com or call toll-free 800.392.CORE (2673).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund's Retail Class performance from year to year, and by showing how the Fund's average annual returns for one, five, and ten years compared with those of an unmanaged index of securities.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.392.CORE (2673)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.westcore.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Retail Class - Calendar Year Total Returns as of December 31 (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 9/30/2009 5.37% Lowest Quarterly Return: 12/31/2010 (3.65)%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the Periods Ended December 31, 2016)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Westcore Colorado Tax-Exempt Fund | Retail Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WTCOX
Annual Account Maintenance Fee (for Retail Class accounts under $750)	rr_ShareholderFeeOther	$ 12
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.44%	[7]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.85%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[25]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.66%	[25]
One Year	rr_ExpenseExampleYear01	$ 67
Three Years	rr_ExpenseExampleYear03	252
Five Years	rr_ExpenseExampleYear05	453
Ten Years	rr_ExpenseExampleYear10	$ 1,031
Annual Return 2007	rr_AnnualReturn2007	2.84%
Annual Return 2008	rr_AnnualReturn2008	(1.34%)
Annual Return 2009	rr_AnnualReturn2009	10.71%
Annual Return 2010	rr_AnnualReturn2010	1.77%
Annual Return 2011	rr_AnnualReturn2011	8.88%
Annual Return 2012	rr_AnnualReturn2012	5.57%
Annual Return 2013	rr_AnnualReturn2013	(2.56%)
Annual Return 2014	rr_AnnualReturn2014	7.23%
Annual Return 2015	rr_AnnualReturn2015	3.02%
Annual Return 2016	rr_AnnualReturn2016	(0.07%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.37%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.65%)
1 Year	rr_AverageAnnualReturnYear01	(0.07%)
5 Years	rr_AverageAnnualReturnYear05	2.57%
10 Years	rr_AverageAnnualReturnYear10	3.52%
Westcore Colorado Tax-Exempt Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WICOX
Annual Account Maintenance Fee (for Retail Class accounts under $750)	rr_ShareholderFeeOther
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.28%	[7]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.69%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[25]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.50%	[25]
One Year	rr_ExpenseExampleYear01	$ 51
Three Years	rr_ExpenseExampleYear03	202
Five Years	rr_ExpenseExampleYear05	365
Ten Years	rr_ExpenseExampleYear10	$ 840
Since Inception	rr_AverageAnnualReturnSinceInception	(1.93%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2016
Westcore Colorado Tax-Exempt Fund | After Taxes on Distributions | Retail Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.19%)
5 Years	rr_AverageAnnualReturnYear05	2.55%
10 Years	rr_AverageAnnualReturnYear10	3.50%
Westcore Colorado Tax-Exempt Fund | After Taxes on Distributions and Sales | Retail Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.11%
5 Years	rr_AverageAnnualReturnYear05	2.65%
10 Years	rr_AverageAnnualReturnYear10	3.48%
Westcore Colorado Tax-Exempt Fund | Barclays U.S. 10-Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes) | Retail Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.12%)
5 Years	rr_AverageAnnualReturnYear05	3.10%
10 Years	rr_AverageAnnualReturnYear10	4.70%
Westcore Colorado Tax-Exempt Fund | Barclays U.S. 10-Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes) | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	(2.77%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2016

[1]	Denver Investments (the "Adviser") has contractually agreed to waive certain investment advisory and/or administration fees and/or to reimburse other expenses from April 30, 2017 until at least April 30, 2018. The first waiver/reimbursement applies so that the ratio of expenses to average net assets, as reported in the Fund's Financial Highlights, will be no more than 1.24% for the Fund's Retail Class for such period. The second waiver/reimbursement applies so that Fund level Other Expenses for the Institutional Class will be in the same proportion as the Retail Class waivers/reimbursements. The third waiver/reimbursement applies so that the institutional class-specific Other Expenses are reimbursed. The Adviser has contractually agreed to waive/reimburse all of these class-specific Other Expenses, but only to the extent that the difference between the net Institutional Class and net Retail Class expense ratios, after applying the waiver/reimbursement, does not exceed 25 basis points. These agreements may not be terminated or modified by the Adviser prior to April 30, 2018 without the approval of the Board of Trustees.
[2]	The Fund's shareholders indirectly bear the expenses of the other funds in which the Fund invests (Acquired Funds). The operating expenses in this fee table may not correlate to the expense ratio in the Financial Highlights in this Fund's prospectus because the Financial Highlights include only the operating expenses incurred by the Fund, not the indirect costs of investing in the Acquired Funds.
[3]	Denver Investments (the "Adviser") has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse other expenses from April 30, 2017 until at least April 30, 2018, so that the ratio of expenses to average net assets as reported in the Fund's Financial Highlights will be no more than 1.15% for the Fund's Institutional Class (formerly known as the Retail Class prior to December 27, 2016) for such period. This agreement may not be terminated or modified by the Adviser prior to April 30, 2018 without the approval of the Board of Trustees.
[4]	Effective December 27, 2016 the Retail Class is designated Institutional Class.
[5]	Effective as of January 1, 2017, the Fund's benchmark is the Russell 2000® Growth Index. The Fund changed its benchmark from the Russell Midcap® Growth Index because the Adviser believes the new benchmark represents an effective gauge against which to measure the Fund's performance.
[6]	Restated to reflect current fees.
[7]	"Other Expenses" are based on estimated amounts for Institutional Class shares' initial fiscal year.
[8]	Denver Investments (the "Adviser") has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse other expenses from April 30, 2017 until at least April 30, 2018, so that the ratio of expenses to average net assets as reported in the Fund's Financial Highlights will be no more than 1.15% for the Fund's Retail Class for such period. The second waiver/reimbursement applies so that Fund level Other Expenses for the Institutional Class will be in the same proportion as the Retail Class waivers/reimbursements. The third waiver/reimbursement applies so that the institutional class-specific Other Expenses are reimbursed. The Adviser has contractually agreed to waive/reimburse all of these class-specific Other Expenses, but only to the extent that the difference between the net Institutional Class and net Retail Class expense ratios, after applying the waiver/reimbursement, does not exceed 25 basis points. This agreement may not be terminated or modified by the Adviser prior to April 30, 2018 without the approval of the Board of Trustees.
[9]	Denver Investments (the "Adviser") has contractually agreed to waive certain investment advisory and/or administration fees and/or to reimburse other expenses from April 30, 2017 until at least April 30, 2018. The first waiver/reimbursement applies so that the ratio of expenses to average net assets, as reported in the Fund's Financial Highlights, will be no more than 1.15% for the Fund's Retail Class for such period. The second waiver/reimbursement applies so that Fund level Other Expenses for the Institutional Class will be in the same proportion as the Retail Class waivers/reimbursements. The third waiver/reimbursement applies so that the institutional class-specific Other Expenses are reimbursed. The Adviser has contractually agreed to waive/reimburse all of these class-specific Other Expenses, but only to the extent that the difference between the net Institutional Class and net Retail Class expense ratios, after applying the waiver/reimbursement, does not exceed 25 basis points. These agreements may not be terminated or modified by the Adviser prior to April 30, 2018 without the approval of the Board of Trustees.
[10]	Effective as of January 1, 2017, the Fund's benchmark is the Russell Midcap® Value Index. The Fund changed its benchmark from the Russell Midcap® Growth Index because the Adviser believes the new benchmark represents an effective gauge against which to measure the Fund's performance.
[11]	Denver Investments (the "Adviser") has contractually agreed to waive certain investment advisory and/or administration fees and/or to reimburse other expenses until at least April 30, 2018, so that the ratio of expenses to average net assets as reported in the Fund's Financial Highlights will be no more than 1.20% for the Fund's Retail Class for such period. Subsequent to any such waivers or reimbursements with respect to the Fund's Retail Class, the Adviser will waive or reimburse Fund level Other Expenses for the Institutional Class in the same proportion as the Retail Class waivers/reimbursements and also waive or reimburse Institutional class-specific Other Expenses, but only to the extent that the difference between the net Institutional Class and net Retail Class expense ratios does not exceed 25 basis points, after applying the waiver/reimbursement. These agreements may not be terminated or modified by the Adviser prior to April 30, 2018 without the approval of the Board of Trustees.
[12]	Denver Investments (the "Adviser") has contractually agreed to waive certain investment advisory and/or administration fees and/or to reimburse other expenses from April 30, 2017 until at least April 30, 2018. The first waiver/reimbursement applies so that the ratio of expenses to average net assets, as reported in the Fund's Financial Highlights, will be no more than 1.30% for the Fund's Retail Class for such period. The second waiver/reimbursement applies so that Fund level Other Expenses for the Institutional Class will be in the same proportion as the Retail Class waivers/reimbursements. The third waiver/reimbursement applies so that the institutional class-specific Other Expenses are reimbursed. The Adviser has contractually agreed to waive/reimburse all of these class-specific Other Expenses, but only to the extent that the difference between the net Institutional Class and net Retail Class expense ratios, after applying the waiver/reimbursement, does not exceed 25 basis points. These agreements may not be terminated or modified by the Adviser prior to April 30, 2018 without the approval of the Board of Trustees.
[13]	Denver Investments (the "Adviser") has contractually agreed to waive certain investment advisory and/or administration fees and/or to reimburse other expenses from April 30, 2017 until at least April 30, 2018. The first waiver/reimbursement applies so that the ratio of expenses to average net assets, as reported in the Fund's Financial Highlights, will be no more than 0.99% for the Fund's Retail Class for such period. The second waiver/reimbursement applies so that Fund level Other Expenses for the Institutional Class will be in the same proportion as the Retail Class waivers/reimbursements. The third waiver/reimbursement applies so that the institutional class-specific Other Expenses are reimbursed. The Adviser has contractually agreed to waive/reimburse all of these class-specific Other Expenses, but only to the extent that the difference between the net Institutional Class and net Retail Class expense ratios, after applying the waiver/reimbursement, does not exceed 25 basis points. These agreements may not be terminated or modified by the Adviser prior to April 30, 2018 without the approval of the Board of Trustees.
[14]	Effective as of June 30, 2015, the Fund changed its benchmark from the S&P 500® Index to the Russell Developed Large-Cap Index. The Fund changed its benchmark because the Adviser believes the new benchmark represents an effective gauge against which to measure the Fund's performance.
[15]	Denver Investments (the "Adviser") has contractually agreed to waive certain investment advisory and/or administration fees and/or to reimburse other expenses from April 30, 2017 until at least April 30, 2018. The first waiver/reimbursement applies so that the ratio of expenses to average net assets, as reported in the Fund's Financial Highlights, will be no more than 0.89% for the Fund's Retail Class for such period. The second waiver/reimbursement applies so that Fund level Other Expenses for the Institutional Class will be in the same proportion as the Retail Class waivers/reimbursements. The third waiver/reimbursement applies so that the institutional class-specific Other Expenses are reimbursed. The Adviser has contractually agreed to waive/reimburse all of these class-specific Other Expenses, but only to the extent that the difference between the net Institutional Class and net Retail Class expense ratios, after applying the waiver/reimbursement, does not exceed 25 basis points. These agreements may not be terminated or modified by the Adviser prior to April 30, 2018 without the approval of the Board of Trustees.
[16]	Effective as of January 1, 2017, the Fund's benchmark is the Russell 1000® Index. The Fund changed its benchmark from the Russell 1000® Growth Index because the Adviser believes the new benchmark represents an effective gauge against which to measure the Fund's performance.
[17]	Denver Investments (the "Adviser") has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse other expenses from April 30, 2017 until at least April 30, 2018, so that the ratio of expenses to average net assets as reported in the Fund's Financial Highlights will be no more than 1.30% for the Fund's Retail Class for such period. This agreement may not be terminated or modified by the Adviser prior to April 30, 2018 without the approval of the Board of Trustees.
[18]	Denver Investments (the "Adviser") has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse other expenses from April 30, 2017 until at least April 30, 2018, so that the ratio of expenses to average net assets as reported in the Fund's Financial Highlights will be no more than 1.50% for the Fund's Retail Class for such period. The second waiver/reimbursement applies so that Fund level Other Expenses for the Institutional Class will be in the same proportion as the Retail Class waivers/reimbursements. The third waiver/reimbursement applies so that the institutional class-specific Other Expenses are reimbursed. The Adviser has contractually agreed to waive/reimburse all of these class-specific Other Expenses, but only to the extent that the difference between the net Institutional Class and net Retail Class expense ratios, after applying the waiver/reimbursement, does not exceed 25 basis points. This agreement may not be terminated or modified by the Adviser prior to April 30, 2018 without the approval of the Board of Trustees.
[19]	The Adviser has also agreed to voluntarily waive a portion of the investment advisory and/or administration fees and/or reimburse additional Trust expenses commencing April 29, 2016 so that the ratio of expenses to average net assets of the Westcore International Small-Cap Fund (the "Fund") Retail Class of the Trust as reported in the Funds Financial Highlights do not exceed 1.44%. The second and third sentences of footnote (2) above otherwise remain in full force and effect. The Adviser may discontinue this voluntary waiver at any time upon notice to the Trust.
[20]	MSCI Inc. launched the MSCI ACWI ex USA Small-Cap Index on June 1, 2007. Data prior to the launch date is back-tested data provided and derived by MSCI (i.e. calculations of how the index might have performed over that time period had the index existed). There may be material differences between back-tested performance and actual results. Past performance, whether actual or back-tested, is no indication or guarantee of future performance. MSCI Inc. is the source and owner of the MSCI ACWI ex USA Small-Cap Index data.
[21]	Denver Investments (the "Adviser") has contractually agreed to waive certain investment advisory and/or administration fees and/or to reimburse other expenses from April 30, 2017 until at least April 30, 2018. The first waiver/reimbursement applies so that the ratio of expenses to average net assets, as reported in the Fund's Financial Highlights, will be no more than 0.85% for the Fund's Retail Class for such period. The second waiver/reimbursement applies so that Fund level Other Expenses for the Institutional Class will be in the same proportion as the Retail Class waivers/reimbursements. The third waiver/reimbursement applies so that the institutional class-specific Other Expenses are reimbursed. The Adviser has contractually agreed to waive/reimburse all of these class-specific Other Expenses, but only to the extent that the difference between the net Institutional Class and net Retail Class expense ratios, after applying the waiver/reimbursement, does not exceed 25 basis points. These agreements may not be terminated or modified by the Adviser prior to April 30, 2018 without the approval of the Board of Trustees.
[22]	Denver Investments (the "Adviser") has contractually agreed to waive certain investment advisory and/or administration fees and/or to reimburse other expenses from April 30, 2017 until at least April 30, 2018. The first waiver/reimbursement applies so that the ratio of expenses to average net assets, as reported in the Fund's Financial Highlights, will be no more than 0.55% for the Fund's Retail Class for such period. The second waiver/reimbursement applies so that Fund level Other Expenses for the Institutional Class will be in the same proportion as the Retail Class waivers/reimbursements. The third waiver/reimbursement applies so that the institutional class-specific Other Expenses are reimbursed. The Adviser has contractually agreed to waive/reimburse all of these class-specific Other Expenses, but only to the extent that the difference between the net Institutional Class and net Retail Class expense ratios, after applying the waiver/reimbursement, does not exceed 25 basis points. These agreements may not be terminated or modified by the Adviser prior to April 30, 2018 without the approval of the Board of Trustees.
[23]	The Fund's shareholders indirectly bear the expenses of the other funds in which the Fund invests (Acquired Funds). The Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[24]	Denver Investments (the "Adviser") has contractually agreed to waive certain investment advisory and/or administration fees and/or to reimburse other expenses until at least April 30, 2018, so that the ratio of expenses to average net assets as reported in the Fund's Financial Highlights will be no more than 0.65% for the Fund's Retail Class for such period. Subsequent to any such waivers or reimbursements with respect to the Fund's Retail Class, the Adviser will waive or reimburse Fund level Other Expenses for the Institutional Class in the same proportion as the Retail Class waivers/reimbursements and also waive or reimburse Institutional class-specific Other Expenses, but only to the extent that the difference between the net Institutional Class and net Retail Class expense ratios does not exceed 25 basis points, after applying the waiver/reimbursement. These agreements may not be terminated or modified by the Adviser prior to April 30, 2018 without the approval of the Board of Trustees.
[25]	Denver Investments (the "Adviser") has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse other expenses from April 30, 2017 until at least April 30, 2018, so that the ratio of expenses to average net assets as reported in the Fund's Financial Highlights will be no more than 0.65% for the Fund's Retail Class for such period. The second waiver/reimbursement applies so that Fund level Other Expenses for the Institutional Class will be in the same proportion as the Retail Class waivers/reimbursements. The third waiver/reimbursement applies so that the institutional class-specific Other Expenses are reimbursed. The Adviser has contractually agreed to waive/reimburse all of these class-specific Other Expenses, but only to the extent that the difference between the net Institutional Class and net Retail Class expense ratios, after applying the waiver/reimbursement, does not exceed 25 basis points. This agreement may not be terminated or modified by the Adviser prior to April 30, 2018 without the approval of the Board of Trustees.